As filed with the Securities and Exchange Commission on April 28, 1997.
                                          Registration Nos.  33-19421
                                                             811-5439



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                          ----------------------------------
                                       FORM N-4


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Post-Effective Amendment No. 16

                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 43


                          ----------------------------------


                                  VARIABLE ACCOUNT D
                                          OF
                          FORTIS BENEFITS INSURANCE COMPANY
                              (Exact Name of Registrant)

                          ----------------------------------


                          FORTIS BENEFITS INSURANCE COMPANY
                                 (Name of Depositor)
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                 (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number, including Area Code:
                                     612-738-4000

                          ----------------------------------





                               RHONDA J. SCHWARTZ, ESQ.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                       (Name and Address of Agent for Service)

    It is proposed that this filing will be come effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

  X   on May 1, 1997  pursuant to paragraph (b) of Rule 485.
-----

      60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----


      on                  pursuant to paragraph (a)(1) of Rule 485.
-----    ----------------

      If appropriate, check the following box:

      This post-effective amendment designated a new effective date for a ----- previously filed post-effective amendment.

                        --------------------------------------
    Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. The securities being registered are units of interest under variable annuity contracts. The registrant filed its Rule 24f-2 notice for the year ended December 31, 1996 on February 27, 1997.

                                VARIABLE ACCOUNT D OF
                          FORTIS BENEFITS INSURANCE COMPANY

                        Cross Reference Sheet Showing Location
                           of Information in Prospectus or
                          Statement of Additional Information
                        --------------------------------------

            Form N-4                        Prospectus Caption
            --------                        ------------------


1.  Cover Page                         Cover Page

2.  Definitions                        Special Terms Used in This
                                       Prospectus

3.  Synopsis of Highlights             Summary; Information concerning
                                       fees and charges

4.  Condensed Financial                Summary -- Financial information
    Information

5.  General Description of             Summary--Separate Account Invest-
    Registrant, Depositor and          ment Options; Fortis Benefits and
    Portfolio Companies                the Separate Account; Fixed
                                       Account

6.  Deductions                         Summary--Charges and Deductions;
                                       Charges and Deductions

7.  General Description of Variable    Accumulation Period; General
    Annuity Contracts                  Provisions

8.  Annuity Period                     The Annuity Period

9.  Death Benefit                      Summary--Death Benefit; Accumula-
                                       tion Period --
                                       - Benefit Payable on Death of
                                         Annuitant or Contract Owner

10. Purchases and Contract Value       Accumulation Period --
                                       - Issuance of a Contract and
                                         Purchase Payments
                                       - Contract Value

11. Redemptions                        Summary--Total and Partial
                                       Surrenders; Accumulation Period
                                       -- Total and Partial Surrenders

12. Taxes                              Summary--Tax Implications; Federal
                                       Tax Matters

                                            PROSPECTUS OR
                                       STATEMENT OF ADDITIONAL
         FORM N-4                        INFORMATION CAPTION
         --------                      -----------------------
         (cont'd.)

13. Legal Proceedings                  None

14. Table of Contents of the           Contents of the Statement of
    Statement of Additional            Additional Information
    Information

15. Cover Page                         Cover Page

16. Table of Contents                  Table of Contents

17. General Information and            Fortis Benefits
    History

18. Services                           Services

19. Purchases of Securities Being      Reduction of Charges
    Offered

20. Underwriters                       Services

21. Calculation of Performance         Appendix A
    Data

22. Annuity Payments                   Calculation of Annuity Payments

23. Financial Statements               Financial Statements

FORTIS
OPPORTUNITY
VARIABLE
ANNUITY

Individual Flexible
Premium Deferred
Variable Annuity Contract

FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:            STREET ADDRESS:            PHONE:
P.O. BOX 64272              500 BIELENBERG DRIVE       1-800-800-2638
ST. PAUL, MN 55164          WOODBURY, MN 55125         (EXTENSION 3057)

This Prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Fortis Benefits Insurance Company ("Fortis Benefits"). The minimum initial or subsequent purchase payment is generally $50.

The Contract allows you to accumulate funds on a tax-deferred basis. Contract Owners may elect a guaranteed interest accumulation option through Fortis Benefits' Fixed Account or a variable return accumulation option through Variable Account D (the "Separate Account") of Fortis Benefits Insurance Company, or a combination of these two options. Under the variable rate accumulation option, Contract Owners can choose among the separate Portfolios of Fortis Series Fund, Inc. ("Fortis Series"): Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Global Growth Series, Growth Stock Series, International Stock Series, and Aggressive Growth Series. The accompanying Prospectus for Fortis Series describes the investment objectives, policies and risks of each of the Portfolios.

The Contract provides several different types of retirement and death benefits to Contract Owners, Annuitants or their Beneficiaries, including fixed and variable annuity income options. Contract Owners may, under certain circumstances, make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

You have the right to examine a Contract for ten days from the time you receive the Contract and return it for a refund of the Contract Value. However, if applicable state law so requires, the full amount of the purchase payments received by Fortis Benefits will be refunded.

This Prospectus gives prospective investors information about the Contract that they should know before investing. This Prospectus must be accompanied by a current Prospectus of Fortis Series Fund, Inc. Both Prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 1997, about the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from Fortis Benefits at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 21 of this Prospectus.


THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED
MAY 1, 1997
FORTIS-REGISTERED TRADEMARK-

95530 (5/96)

TABLE OF CONTENTS


                                                                                                            PAGE
SPECIAL TERMS USED IN THIS PROSPECTUS...................................................................          3
INFORMATION CONCERNING FEES AND CHARGES.................................................................          4
SUMMARY.................................................................................................          6
FORTIS BENEFITS AND THE SEPARATE ACCOUNT................................................................          9
    - Fortis Benefits/Fortis Financial Group Member.....................................................          9
    - The Separate Account..............................................................................          9
    - Fortis Series Fund, Inc...........................................................................          9
ACCUMULATION PERIOD.....................................................................................         10
    - Issuance of a Contract and Purchase Payments......................................................         10
    - Contract Value....................................................................................         10
    - Allocation of Purchase Payments and Contract Value................................................         11
    - Total and Partial Surrenders......................................................................         11
    - Benefit Payable on Death of Annuitant or Contract Owner...........................................         12
    - Contract Loans (Section 403(b) Contracts Only)....................................................         12
THE ANNUITY PERIOD......................................................................................         13
    - Annuity Commencement Date.........................................................................         13
    - Commencement of Annuity Payments..................................................................         13
    - Relationship Between Subaccount Investment Performance and Amount of Variable Annuity Payments....         14
    - Annuity Forms.....................................................................................         14
    - Death of Annuitant or Other Payee.................................................................         14
CHARGES AND DEDUCTIONS..................................................................................         14
    - Premium Taxes.....................................................................................         14
    - Annual Administrative Charge......................................................................         15
    - Charges Against the Separate Account..............................................................         15
    - Surrender Charge..................................................................................         15
    - Miscellaneous.....................................................................................         16
    - Reduction of Charges..............................................................................         16
FIXED ACCOUNT...........................................................................................         16
    - General Description...............................................................................         16
    - Fixed Account Value...............................................................................         16
    - Fixed Account Transfers, Total and Partial Surrenders.............................................         16
GENERAL PROVISIONS......................................................................................         17
    - The Contract......................................................................................         17
    - Postponement of Payments..........................................................................         17
    - Misstatement of Age or Sex and Other Errors.......................................................         17
    - Assignment and Ownership Rights...................................................................         17
    - Beneficiary.......................................................................................         17
    - Reports...........................................................................................         17
RIGHTS RESERVED BY FORTIS BENEFITS......................................................................         17
DISTRIBUTION............................................................................................         18
FEDERAL TAX MATTERS.....................................................................................         18
VOTING PRIVILEGES.......................................................................................         20
STATE REGULATION........................................................................................         21
LEGAL MATTERS...........................................................................................         21
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.........................................................         21
APPENDIX A--Sample Death Benefit Calculations...........................................................        A-1
APPENDIX B--Explanation of Expense Calculations.........................................................        B-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.

SPECIAL TERMS USED IN THIS PROSPECTUS

ACCUMULATION PERIOD      The time period under a Contract between the Contract Date and the Annuity Period.
ACCUMULATION UNIT        A unit of measure used to calculate the interest of the Contract Owner in the Separate
                         Account during the Accumulation Period.
ANNUITANT                A person during whose life annuity payments are to be made by Fortis Benefits under the Contract.
ANNUITY COMMENCEMENT     The date on which the Annuity Period commences.
  DATE
ANNUITY PERIOD           The time period following the Accumulation Period, during which annuity payments are made by Fortis Benefits.
ANNUITY UNIT             A unit of measurement used to calculate variable annuity payments.
BENEFICIARY              The person entitled to receive benefits under the terms of the Contract.
CASH SURRENDER VALUE     The amount payable to the Contract Owner on surrender of the Contract after deduction of all applicable charges.
CONTRACT OWNER           The person named in the application as the Contract Owner, or any successor Contract
                         Owner. Unless otherwise named, the Annuitant is the Contract Owner.
CONTRACT DATE            The date on which the Contract was issued. Contract years are measured from the
                         Contract Date.
CONTRACT VALUE           The sum of the Fixed Account Value and the Separate Account Value.
FIVE YEAR ANNIVERSARY    The fifth anniversary of a Contract Date, and each subsequent fifth anniversary of that date.
FIXED ACCOUNT            The name of the alternative under which purchase payments are allocated to Fortis
                         Benefits' General Account.
FIXED ACCOUNT VALUE      The amount of your Contract Value which is in the Fixed Account.
FIXED ANNUITY OPTION     An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more fixed payments.
FORTIS GROUP FUNDS       All publicly-available mutual funds advised by Fortis Advisers, Inc. (other than
                         Fortis Money Portfolios, Inc.). Currently, these mutual funds are: Fortis Worldwide
                         Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis
                         Fiduciary Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Income Portfolios,
                         Inc., and Fortis Advantage Portfolios, Inc.
FORTIS SERIES            The Fortis Series Fund, Inc., a diversified, open-end management investment company in which the Separate Account invests.
GENERAL ACCOUNT          All assets of Fortis Benefits other than those in the Separate Account, or in any other legally segregated separate account established by Fortis Benefits.
HOME OFFICE              Our office at 500 Bielenberg Drive, Woodbury, Minnesota 55125; 1-800-800-2638 (Ext.
                         3057); Mailing address: P.O. Box 64272, St. Paul, Minnesota 55164.
NET PURCHASE PAYMENT     The gross amount of a purchase payment less any applicable premium taxes or similar governmental assessments.
NON-QUALIFIED CONTRACTS  Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.
PORTFOLIO                Each separate investment portfolio of Fortis Series eligible for investment by the
                         Separate Account.
QUALIFIED CONTRACTS      Contracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.
SEPARATE ACCOUNT         The segregated asset account referred to as Variable Account D of Fortis Benefits
                         Insurance Company established to receive and invest purchase payments made under
                         Contracts.
SEPARATE ACCOUNT VALUE   The amount of your Contract Value in the Subaccounts of the Separate Account.
SUBACCOUNTS              The several Subaccounts of the Separate Account, each of which invests its assets in a different Portfolio.
VALUATION DATE           Each business day of Fortis Benefits except, with respect to any Subaccount, days on which the related Portfolio does not value its shares. Generally, the Portfolios value their shares on each day the New York Stock Exchange is open.
VALUATION PERIOD         The period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.
VARIABLE ANNUITY OPTION  An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the Subaccounts selected by the
                         Annuitant.
WRITTEN REQUEST          A written, signed and dated request, in form and substance satisfactory to Fortis
                         Benefits and received at our Home Office.

 INFORMATION CONCERNING FEES AND CHARGES

 CONTRACT OWNER TRANSACTION EXPENSES

Front End Sales Charge Imposed on Purchases...................................................         0%
Maximum Surrender Charge for Sales Expenses (as a percentage of purchase payments)............         5%(1)

 YEARS SINCE
   DATE OF         AMOUNT OF
   PAYMENT          CHARGE
--------------  ---------------
 Less than 5               5%
  5 or more                0%


       Other Surrender Fees..........................................................................         0%
       Exchange Fee..................................................................................         0%
       Charge for Each 403(b) Contract Loan..........................................................  $     100
 ANNUAL CONTRACT ADMINISTRATION CHARGE...............................................................  $      35   (2)

 SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
       Mortality and Expense Risk Charge.............................................................        1.25  %
       Separate Account Administrative Charge........................................................         .10  %
                                                                                                             ---
         Total Separate Account Annual Expenses......................................................        1.35  %


 --------------------------------
 (1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge" or, payment of a death benefit.

 (2) This charge, which is otherwise applied at each Contract anniversary and total surrender of the Contract, will not be charged during the Accumulation Period if the Contract Value as of such anniversary or surrender is $25,000 or more. Currently, Fortis Benefits waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

 FORTIS SERIES ANNUAL EXPENSES (a)

                                            U.S.                                                     Global
                                Money    Government   Diversified   Global    High      Asset        Asset
                                Market   Securities     Income       Bond    Yield    Allocation   Allocation   Value
                                Series     Series       Series      Series   Series     Series       Series     Series
                                ------   ----------   -----------   ------   ------   ----------   ----------   ------
Investment Advisory and
 Management Fee...............  0.30%      0.46%         0.47%      0.75%    0.50%      0.48%        0.90%      0.70%
Other Expenses................  0.08       0.07          0.08       0.27     0.13       0.06         0.30       0.17
Total Fortis Series Operating
 Expenses.....................  0.38       0.53          0.55       1.02     0.63       0.54         1.20       0.87


                                Growth &   S&P 500   Blue Chip   Global   Growth                   Aggressive
                                 Income     Index      Stock     Growth   Stock    International     Growth
                                 Series    Series     Series     Series   Series   Stock Series      Series
                                --------   -------   ---------   ------   ------   -------------   ----------
Investment Advisory and
 Management Fee...............   0.69%      0.40%      0.90%     0.70%    0.62%        0.85%         0.70%
Other Expenses................   0.07       0.39       0.23      0.09     0.05         0.29          0.08
Total Fortis Series Operating
 Expenses.....................   0.76       0.79       1.13      0.79     0.67         1.14          0.78


 --------------------------------
 (a) As a percentage of Series average net assets based on 1996 historical data.

 EXAMPLES*


 If you SURRENDER your Contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................   $      64    $     103    $     144    $     215
U.S. Government Securities Series...........................          65          107          152          231
Diversified Income Series...................................          65          108          153          233
Global Bond Series..........................................          70          122          177          280
High Yield Series...........................................          66          110          157          241
Asset Allocation Series.....................................          65          107          152          232
Global Asset Allocation Series..............................          72          127          185          298
Growth & Income Series......................................          67          114          163          254
Growth Stock Series.........................................          67          111          159          245
Global Growth Series........................................          68          115          165          257
Aggressive Growth Series....................................          68          115          164          256
International Stock Series..................................          71          126          182          292
S&P 500 Index Series........................................          68          115          165          257
Blue Chip Stock Series......................................          71          125          182          291
Value Series................................................          69          117          169          265



 If you COMMENCE AN ANNUITY payment option, or do NOT surrender your Contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................   $      19    $      58    $      99    $     215
U.S. Government Securities Series...........................          20           62          107          231
Diversified Income Series...................................          20           63          108          233
Global Bond Series..........................................          25           77          132          280
High Yield Series...........................................          21           65          112          241
Asset Allocation Series.....................................          20           62          107          232
Global Asset Allocation Series..............................          27           82          140          298
Growth & Income Series......................................          22           69          118          254
Growth Stock Series.........................................          22           66          114          245
Global Growth Series........................................          23           70          120          257
Aggressive Growth Series....................................          23           70          119          256
International Stock Series..................................          26           81          137          292
S&P 500 Index Series........................................          23           70          120          257
Blue Chip Stock Series......................................          26           80          137          291
Value Series................................................          24           72          124          265


 --------------------------

     * For purposes of these examples, the effect of the annual Contract administration charge has been computed based on the average total Contract Value of all outstanding Contracts during the year ended December 31, 1996 and the total actual amount of annual Contract administration charges collected during the year.

                        --------------------------------

 THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 The foregoing tables and examples, prescribed by the SEC, are included to assist Contract Owners in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts and Fortis Series. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

 See Appendix B for an explanation of the calculation set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this Prospectus. This Prospectus generally describes only the portion of the Contract involving the Separate Account. For a brief description of Fortis Benefits' Fixed Account, please refer to the heading "Fixed Account" in this Prospectus. Variations from the information appearing in this Prospectus due to requirements particular to your state are described in supplements which are attached to this Prospectus, or in endorsements to the Contract, as appropriate.

The Contract is designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean Fortis Benefits Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract.

PURCHASE PAYMENTS
For individual Contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each Contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required, if the Contract Value is at least $500 by the end of the first Contract year and at least $1,000 by the end of second Contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the Contract Date, the initial purchase payment is allocated, as specified by the Contract Owner in the Contract application, among one or more of the Subaccounts of the Separate Account, or to the Fixed Account, or to both. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Contract Owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS
Each of the Subaccounts of the Separate Account invests in shares of a corresponding Portfolio of Fortis Series. The investment objective of each of the Subaccounts of the Separate Account and that of the corresponding Portfolio of Fortis Series is the same.

Contract Value in each of the Subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding Series, as well as deductions for certain charges.

Each Portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the Portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each Portfolio. The Portfolios also bear most of their other expenses. A full description of the Portfolios and their investment objectives, policies and risks can be found in the current Prospectus for Fortis Series, which accompanies this Prospectus, and Fortis Series' Statement of Additional Information, which is available upon request.

TRANSFERS
During the Accumulation Period, you can transfer all or part of your Contract Value from one Subaccount to another or into the Fixed Account. Additionally, during the accumulation period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS
All or part of the Contract Value of a Contract may be surrendered by the Contract Owner before the earlier of the Annuitant's death or the Annuity Commencement Date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the Contract Value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

LOANS UNDER CERTAIN QUALIFIED CONTRACTS
If a Contract is qualified under Section 403(b) of the Internal Revenue Code, Contract Owners may take out loans from Fortis Benefits during the Accumulation Period. There are limits on the amount of such loans, and the loan will be secured by the Contract. Principal and interest on a loan must in most cases be paid over a five year period, and failure to make these payments may have adverse tax consequences. For a more detailed discussion of these and other terms and conditions of Contract loans, see "Accumulation Period--Contract Loans (Section 403(b) Qualified Contracts Only)."

CHARGES AND DEDUCTIONS

Fortis Benefits deducts daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks it assumes and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risk Charge" and "Administrative Expense Charge" under the heading "Charges Against the Separate Account."


In order to permit investment of the entire Net Purchase Payment, Fortis Benefits does not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the Contract to help defray expenses relating to the sale of the Contract, including commissions to registered representatives and other promotional expenses.
Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 5% of the purchase payments made to date.

There is also an annual administrative charge each year for Contract administration and maintenance. This charge is $35 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the Contract Date and upon total surrender of the Contract. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the Contract Value at the end of the Contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon Fortis Benefits, either at the time purchase payments are made or when Contract Value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the Contract Value upon surrender, death of the Annuitant or Contract Owner, or annuitization of the

Contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS
The Contract provides several types of annuity benefits to Annuitants or their Beneficiaries, including Fixed and Variable Annuity Options. The Contract Owner has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT
In the event that the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit is payable to the Beneficiary of the Contract. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT
The Contract Owner has a right to examine the Contract. The Contract Owner can cancel the Contract by delivering or mailing it, together with a Written Request, to Fortis Benefits' Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by Fortis Benefits on the date postmarked. Fortis Benefits will pay you the then current Contract Value. However, if applicable state law so requires the full amount of the purchase payments received by Fortis Benefits will be refunded.

LIMITATIONS IMPOSED BY RETIREMENT PLANS
Certain rights a Contract Owner would otherwise have under a Contract may be limited by the terms of any employee benefit plan in connection with which the Contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is issued.

TAX IMPLICATIONS
The tax implications for Contract Owners, Annuitants and Beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS
Any question about procedures or the Contract should be directed to your sales representative, or Fortis Benefits' Home Office: P.O. Box 64272, St. Paul, Minnesota 55164; 1-800-800-2638 (Ext. 3057). For certain current information relating to Contract Values such as Subaccount unit values, interest rates in the Fixed Account, and your Contract Value, call 1-800-800-2638 (ext. 5448). Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Contract number, the Contract Owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-800-2638 (Ext. 3057).

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at Fortis Benefits' Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

--------------------------------------------------------------------------------

FINANCIAL AND PERFORMANCE INFORMATION
The information presented below reflects the Accumulation Unit information for subaccounts of the Separate Account through December 31, 1996. Accumulation units have been rounded to the nearest whole unit.

                                          U.S.                                                  GLOBAL
                               MONEY      GOV'T    DIVERSIFIED  GLOBAL     HIGH       ASSET      ASSET     GROWTH     GLOBAL
                              MARKET    SECURITIES  INCOME      BOND       YIELD    ALLOCATION ALLOCATION & INCOME    GROWTH
                             ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
December 31, 1996
  Accumulation Units in
   Force...................  36,220,947 9,635,092  55,653,680 1,088,043  3,337,604  154,525,474 2,330,884 7,892,683  13,713,860
  Accumulation Unit
   Values..................     $1.418    $15.935     $1.801    $11.961    $11.928     $2.368    $12.884    $15.468    $18.510
January 1, 1996*
  Accumulation Unit
   Values..................     --         --         --         --         --         --         --         --         --
December 31, 1995
  Accumulation Units in
   Force...................  26,915,976 10,989,914 59,213,865   574,142  2,321,419  148,700,081 1,117,596 4,204,163  10,769,830
  Accumulation Unit
   Values..................     $1.367    $15.805     $1.753    $11.743    $10.941     $2.134    $11.590    $12.904    $15.754
January 1, 1995*
  Accumulation Unit
   Values..................     --         --         --        $10.000     --         --        $10.000     --         --
December 31, 1994
  Accumulation Units in
   Force...................  30,697,764 12,271,738 62,744,615    --      1,216,957  137,642,102    --     1,489,517  10,055,959
  Accumulation Unit
   Value...................     $1.311    $13.483     $1.515     --         $9.834     $1.773     --        $10.083    $12.236
May 1, 1994*
  Accumulation Unit
   Value...................                                                  10.00                            10.00
December 31, 1993
  Accumulation Units in
   Force...................  21,315,022 15,601,818 56,005,709    --         --      106,834,367    --        --      5,108,957
  Accumulation Unit
   Value...................     $1.278    $14.609     $1.621     --         --         $1.797     --         --        $12.784
December 31, 1992
  Accumulation Units in
   Force...................  20,674,556 9,505,984  19,353,521    --         --      49,688,937    --         --        698,720
  Accumulation Unit
   Value...................     $1.261    $13.529     $1.457     --         --         $1.665     --         --        $10.989
May 1, 1992*
  Accumulation Unit
   Value...................     --         --         --         --         --         --         --         --          10.00
December 31, 1991
  Accumulation Units in
   Force...................  7,235,168  3,595,759  6,056,976     --         --      17,772,323    --         --         --
  Accumulation Unit
   Value...................     $1.237    $12.922     $1.379     --         --         $1.578     --         --         --
December 31, 1990
  Accumulation Units in
   Force...................  5,632,146    747,992  2,352,517     --         --      8,249,373     --         --         --
  Accumulation Unit
   Value...................     $1.184    $11.450     $1.220     --         --         $1.253     --         --         --
December 31, 1989
  Accumulation Units in
   Force...................    754,306     70,701  1,306,717     --         --      2,760,936     --         --         --
  Accumulation Unit
   Value...................     $1.112    $10.756     $1.140     --         --         $1.245     --         --         --
May 1, 1989*
  Accumulation Unit
   Value...................     --        $10.000     --         --         --         --         --         --         --
December 31, 1988
  Accumulation Units in
   Force...................     92,261     --        493,007     --         --        703,763     --         --         --
  Accumulation Unit
   Value...................     $1.030     --         $1.025     --         --         $1.020     --         --         --
May 2, 1988*
  Accumulation Unit
   Value...................     $1.000     --         $1.000     --         --        $10.000     --         --         --


                             INTERNATIONAL  GROWTH   AGGRESSIVE               S&P       BLUE
                                STOCK       STOCK     GROWTH      VALUE       500       CHIPS
                             -----------  ---------  ---------  ---------  ---------  ---------
December 31, 1996
  Accumulation Units in
   Force...................    3,137,348  169,095,500 5,706,895 1,071,648  1,259,758    915,358
  Accumulation Unit
   Values..................      $12.690     $2.971    $13.232    $11.048    $11.326    $11.520
January 1, 1996*
  Accumulation Unit
   Values..................      --          --         --        $10.000    $10.000    $10.000
December 31, 1995
  Accumulation Units in
   Force...................    1,157,063  160,247,280 3,033,587    --         --         --
  Accumulation Unit
   Values..................      $11.271     $2.587    $12.461     --         --         --
January 1, 1995*
  Accumulation Unit
   Values..................      $10.000     --         --         --         --         --
December 31, 1994
  Accumulation Units in
   Force...................      --       148,657,108 1,155,647    --         --         --
  Accumulation Unit
   Value...................      --          $2.054     $9.723     --         --         --
May 1, 1994*
  Accumulation Unit
   Value...................                              10.00     --         --         --
December 31, 1993
  Accumulation Units in
   Force...................      --       118,720,649    --        --         --         --
  Accumulation Unit
   Value...................      --          $2.142     --         --         --         --
December 31, 1992
  Accumulation Units in
   Force...................      --       79,582,321    --         --         --         --
  Accumulation Unit
   Value...................      --          $1.996     --         --         --         --
May 1, 1992*
  Accumulation Unit
   Value...................      --          --         --         --         --         --
December 31, 1991
  Accumulation Units in
   Force...................      --       42,946,178    --         --         --         --
  Accumulation Unit
   Value...................      --          $1.966     --         --         --         --
December 31, 1990
  Accumulation Units in
   Force...................      --       14,690,313    --         --         --         --
  Accumulation Unit
   Value...................      --          $1.298     --         --         --         --
December 31, 1989
  Accumulation Units in
   Force...................      --       3,507,971     --         --         --         --
  Accumulation Unit
   Value...................      --          $1.358     --         --         --         --
May 1, 1989*
  Accumulation Unit
   Value...................      --          --         --         --         --         --
December 31, 1988
  Accumulation Units in
   Force...................      --         684,667     --         --         --         --
  Accumulation Unit
   Value...................      --          $1.008     --         --         --         --
May 2, 1988*
  Accumulation Unit
   Value...................      --          $1.000     --         --         --         --


------------------------------
*Accumulation Unit Value at Date of initial registration effectiveness.

Audited financial statements of the Separate Account and Fortis Benefits are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FORTIS BENEFITS AND THE SEPARATE
ACCOUNT

FORTIS BENEFITS/FORTIS FINANCIAL GROUP MEMBER

Fortis Benefits Insurance Company, the issuer of the Policies, was founded in 1910. At the end of 1996, Fortis Benefits had approximately $91 billion of total life insurance in force. Fortis Benefits is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.


Fortis Benefits is a member of the Fortis Financial Group, a joint effort by Fortis Benefits, Fortis Advisers, Inc., Fortis Investors, Inc. and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, and financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had approximately $175 billion in assets as of year-end 1996.


All of the guarantees and commitments under the Contracts are general obligations of Fortis Benefits, regardless of whether the Contract Value has been allocated to the Separate Account or to the Fixed Account. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the Contracts.

THE SEPARATE ACCOUNT
The Separate Account, which is a segregated investment account of Fortis Benefits, was established as Variable Account D by Fortis Benefits pursuant to the insurance laws of Minnesota as of October 14, 1987. The assets allocated to the Separate Account are the exclusive property of Fortis Benefits. Although the Separate Account is an integral part of Fortis Benefits, the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management or investment practices or policies of the Separate Account or of Fortis Benefits by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Fortis Benefits. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of Fortis Benefits. Fortis Benefits may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. Fortis Benefits may from time to time transfer to its General Account any of such excess amounts.

There are Subaccounts in the Separate Account. The assets in each Subaccount are invested exclusively in a distinct class (or series) of stock issued by Fortis Series, each of which represents a separate investment Portfolio within Fortis Series. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Separate Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Separate Account or arising out of any other business we may conduct. Under certain remote circumstances, the assets of one Subaccount may not be insulated from liability associated with another Subaccount. New Subaccounts may be added as new Portfolios are added to Fortis Series and made available to Contract Owners. Correspondingly, if any Portfolios are eliminated from Fortis Series, Subaccounts may be eliminated from the Separate Account.

FORTIS SERIES FUND, INC.
Fortis Series is a "series" type of mutual fund which is registered with the Securities and Exchange Commission as a diversified open-end management investment company under the Investment Company Act of 1940. Fortis Series has served as the investment medium for the Separate Account since the Separate Account commenced operations. Fortis Series is also the investment medium for Variable Account C of Fortis Benefits, through which variable life insurance policies are issued. Although we do not foresee any conflict between the interests of Contract Owners and life insurance policy owners, Fortis Series'
Board of Directors will monitor to identify any material irreconcilable conflicts that may develop and to determine what action, if any, should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

Fortis Benefits purchases and redeems Fortis Series' shares for the Separate Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the Portfolios of Fortis Series available for investment by the Separate Account. Each Portfolio corresponds to one of the Subaccounts of the Separate Account. The assets of each Portfolio are separate from the others and each Series operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio.

Any dividend or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at that Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of that Portfolio. However, the value of the interests of Contract Owners, Annuitants and Beneficiaries in the corresponding Subaccount will not change as a result of any such dividends and distributions.

The Portfolios of Fortis Series available for investment by the Separate Account are Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series,

Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Growth Stock Series, Global Growth Series, International Stock Series and Aggressive Growth Series. A full description of the Portfolios, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for Fortis Series accompanying this Prospectus and in the Statement of Additional Information for Fortis Series referred to therein. Additional copies of these documents may be obtained from your sales representative or from our Home Office. The complete Risk Disclosure in the Prospectus for Diversified Income Series and Asset Allocation Series should be read before selection of them for Contract Investment.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS
Fortis Benefits reserves the right to reject any application for a Contract or any purchase payment for any reason. If the issuing instructions can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the issuing instructions or receipt of the initial purchase payment at Fortis Benefits' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the issuing instructions are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. The initial purchase payment must be at least $50.

The date that the initial purchase payment is applied to the purchase of the Contract is the Contract Date. The Contract Date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Separate Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Date, even if that date is delayed due to underwriting or administrative requirements.

We will accept additional purchase payments at any time after the Contract Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Contracts and accounts to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Contract and added to the Contract Value as of the end of the Valuation Period in which they are received.

Each additional purchase payment must be at least $50; except that, under Contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each Contract at all times average $50. In no case, however, will a purchase payment be accepted if it is less than $25, and we reserve the right to raise this minimum to not more than $100. The total of all purchase payments for all Contracts having the same owner, participant or annuitant may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without Fortis Benefits' prior approval, and we reserve the right to modify this limitation at any time.

Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Contract Owner that has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to Fortis Benefits Insurance Company.

We may cancel a Contract if its Contract Value falls below $1,000. (Under our current administrative procedures, however, we will not cancel a Contract during the first two Contract years, if the Contract Value is at least $500 by the end of the first Contract year.) We will provide the Contract Owner with 90 days' written notice so that additional purchase payments may be made in order to raise the Contract Value above the applicable minimum. Otherwise, we may cancel the Contract as of the end of the Valuation Period which includes the next anniversary of the Contract Date. We will consider this a surrender of the Contract and impose the same charges we would impose upon a surrender. See "Total and Partial Surrenders." So long as the Contract Value remains above $1,000, no additional purchase payments under a Contract are ever required.

CONTRACT VALUE
Contract Value is the total of any Separate Account Value in all the Subaccounts of the Separate Account pursuant to a Contract, plus any Fixed Account Value under the Contract. For a discussion of how Fixed Account Value is calculated, see "The Fixed Account."

There is no guaranteed minimum Separate Account Value. The Separate Account Value will reflect the investment experience of the chosen Subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the Contract. Therefore, the Separate Account Value changes from Valuation Period to Valuation Period. To the extent Contract Value is allocated to the Separate Account, the Contract Owner bears the entire investment risk.

DETERMINATION OF SEPARATE ACCOUNT VALUE. A Contract's Separate Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Net purchase payments applied to a given Subaccount will be used to purchase Accumulation Units at the unit value of that Subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value--Allocation of Purchase Payments."

At the end of any Valuation Period, a Contract's Separate Account Value in a Subaccount is equal to:

    - The number of Accumulation Units in the Subaccount; times

    - The value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - The initial Accumulation Units purchased on the Contract Date; plus

    - Accumulation Units purchased at the time that additional Net Purchase Payments are allocated to the Subaccount; plus

    - Accumulation Units purchased through transfers from another Subaccount or from the Fixed Account; less

    - Accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the Subaccount; less

    - Accumulation  Units  redeemed  as  part  of  a  transfer  to   another
      Subaccount or to the Fixed Account; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. A Subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a Contract and the investment performance of the Subaccount during the Valuation Period. If the net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation

Unit value has decreased. The net investment factor for a Subaccount is determined by dividing (1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the Subaccount or any other taxes which are attributable to the Contract, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

ALLOCATION OF PURCHASE PAYMENTS. In the application for a Contract, the Contract Owner can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Separate Account or to the Fixed Account, or both. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to Fortis Benefits' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Contract Owner's Written Request.

TRANSFERS. Transfers of Contract Value from one available Subaccount to another or into the Fixed Account can be made by the Contract Owner by Written Request to Fortis Benefits' Home Office, or by telephone transfer as described below. There is currently no charge for any transfer. All or part of the Contract Value in one or more Subaccounts of the Separate Account may be transferred at one time. We may in our discretion permit a continuing request for transfers automatically and on a periodic basis. However, we reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges (not to exceed $25 per transfer) upon transfers out of a Subaccount during the Accumulation Period. The only current restriction on the frequency of transfers is a prohibition of making transfers INTO the Fixed Account within six months of a transfer out of the Fixed Account. Transfers of Contract Value FROM the Fixed Account are restricted in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." We will count all transfers between and among the Subaccounts of the Separate Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request.

If you complete and return the telephone transfer section of the application, transfers may be made pursuant to telephone instructions. We will honor telephone transfer instructions from any person who provides the correct identifying information. Fortis Benefits will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are geniune, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction.

We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-800-2638 (Ext. 3057).

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

TOTAL SURRENDERS. The Contract Owner may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to Fortis Benefits' Home Office. We reserve the right to require that the Contract be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Contract Value at the end of the Valuation Period during which the Written Request for the total surrender is received by Fortis Benefits at its Home Office, less any applicable surrender charge and less any applicable administrative charge. For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Separate Account will generally be paid within seven days of the date of receipt by Fortis Benefits' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Contract Value is zero all rights of the Contract Owner, Annuitant, and any Beneficiary, will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, you may surrender a portion of the Fixed Account Value and/or the Separate Account Value by sending to Fortis Benefits' Home Office a Written Request. The minimum partial surrender amount is $500, including any surrender charge. If the total Contract Value in both the Separate Account and Fixed Account would be less than $1,000 after the partial surrender, Fortis Benefits will surrender the entire Cash Surrender Value under the Contract. (Under our current administrative procedures, however, we will honor a surrender request during the first two Contract years without regard to the remaining Contract Value.)

In order for a request to be processed, the Contract Owner MUST specify from which Subaccounts of the Separate Account or the Fixed Account a partial surrender should be made and charges deducted.

We will surrender Accumulation Units from the Separate Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request plus any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which Fortis Benefits receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity Contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events:
attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER

If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit will be paid to the Beneficiary. If more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named.



If the contract is issued on or after May 1, 1997 and in a state that has approved the Enhanced Death Benefit Rider (check with your representative as to its availability in your state), the death benefit will be equal to the greater of (1), (2), or (3) as follows:



(1)(a) If a Contract Owner or the Annuitant dies before the date any Contract Owner or Annuitant first reaches age 75, the accumulation of Net Purchase Payments made less all prior surrenders and less previously imposed surrender charges at an effective annual rate of 3.0%. This amount may not exceed a maximum of two times the following: Net Purchase Payments made less all prior surrenders and less previously imposed surrender charges. This amount is referred to as the "roll-up amount."



                                       or



(1)(b) If the Annuitant or a Contract Owner dies on or after the date any Contract Owner or Annuitant first reaches age 75, the roll-up amount as of the date that a Contract Owner or Annuitant first reaches age 75 plus subsequent Net Purchase Payments made, less subsequent surrenders and less subsequently imposed surrender charges.



(2) The Contract Value as of the date used for valuing the death benefit.



(3) The Contract Value (less the amount of any subsequent surrenders and surrender charges) as of the Contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the Contract Owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)



If the contract is issued prior to May 1, 1997, or on or after that date in a state that has not approved the Enhanced Death Benefit rider, the death benefit will be equal to the greater of (1), (2), or (3) as follows:


(1) the sum of all Net Purchase Payments made, less all prior surrenders (other than any automatic surrenders made to pay the annual administrative charge) and previously-imposed surrender charges,

(2) the Contract Value as of the date used for valuing the death benefit, or


(3) the Contract Value (less the amount of any subsequent surrenders and surrender charges) as of the Contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the Contract Owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)


The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by Fortis Benefits in behalf of the Contract Owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written Request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The Beneficiary may (a) receive a single sum payment, which terminates the Contract, or (b) select an annuity option. If the Beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the Contract. If the Beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death.

If the Contract Owner dies before the Annuitant and before the Annuity Commencement Date with respect to a Non-Qualified Contract, certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters-- Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the Contract Owner be promptly transmitted to Fortis Benefits at its Home Office, so that arrangements can be made for distribution of the entire interest in the Contract to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.


CONTRACT LOANS (SECTION 403(B) QUALIFIED CONTRACTS ONLY)


During the Accumulation Period, a Contract Owner may request a loan from the Contract Value. If the loan meets the amount and repayment requirements described below, it will not be reported to the Internal Revenue Service as a taxable distribution. Forms provided by us must be used to apply for a Contract Loan. You can obtain these forms from our Home Office.



Any loan will be secured by a security interest in the Contract. An amount equal to the loan will be held in the Fixed Account, where it will be credited with a Fixed Account interest rate, [equal to] the contract guaranteed rate, until the loan is repaid. If necessary, this amount will be transferred from the Subaccounts to the Fixed Account. In this case, the Contract Owner must specify the Subaccounts from which such amount will be transferred or the amount will be transferred proportionately from existing Subaccount balances. The loan and any related transfers will be effective at the end of the Valuation Period in which Fortis Benefits receives at its Home Office all necessary documentation in connection with the loan request. Loan proceeds will be forwarded within seven days thereafter.



There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. It is not expected that the revenues from these fees will exceed the costs of establishing and administering the Contract loan feature.



Only one outstanding loan at a time is permitted. The loan amount must be at least $1,000.00. The loan amount may not, at the date of the loan, exceed the lesser of (a) 50% of the Contract Value, or (b) $50,000 reduced by the highest outstanding loan balance in the previous 12 months. The 50% limitation above described is further modified, if its application results in a calculated limit of less than $10,000, for a Contract which is part of a plan of a governmental employer, a plan of a church, or a salary reduction contribution-only Section 403(b) plan satisfying the diversification requirements of the Employee Retirement Income Securities Act of 1974. If in the application of the 50% limitation above described for such a Contract a loan limitation of less than $10,000 results, the following limitation is applicable in lieu of the above described 50% limitation (in addition to the loan limitation designated as (b) above): the lesser of (1) $10,000 or (2) the Contract Value less one year's interest on the loan. Loans issued to the Contract Owner under other plans of the same employer may, under Internal Revenue Service rules, reduce the loan available under this Contract.



[Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract providing for a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise your loan will have a variable rate.



Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following the date the rate is set.



For variable rate loans the loan interest rate is reset every August 1st. The rate is equal to the greater of (a) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (b) the weighted average Fixed Account interest rate being credited to the contracts as of the preceding July 1st plus 1%.



For fixed rate loans the loan interest rate is equal to the greater of (a) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (b) the minimum guaranteed Fixed Account interest rate specified on the contract.]



Repayment of principal and interest must be amortized in no more than five years. However, loans taken for the acquisition of the Annuitant's principal residence may be repaid over a period of 1 to 30 years. Whether or not the loan has been used to acquire a principal residence, interest paid on this loan is "personal interest" as defined in the Internal Revenue Code.



The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. The repayment due dates and installment amounts will be provided in a repayment schedule sent to you at least 30 days prior to the installment due date.



If you fail to make loan repayments when due, we will treat the loan as in default and the entire outstanding loan balance will be due at once. Unpaid accrued interest shall be treated as part of the loan balance. Interest shall accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by IRS rules.



[If loan payments are not made when due, the entire loan balance may become immediately taxable. In such a case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a defaulting loan in subsequent years may also be taxable in such years until the loan balance is repaid.]



If any loan amount is outstanding on the Annuity Commencement Date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the Annuity Commencement Date, we reserve the right to deduct any amount owed to us from the death benefit.



Transfers from the Fixed Account of the amount held as security for the loan balance are restricted while a Contract loan is outstanding.



Withdrawals from the contract are also restricted while a loan is outstanding. The minimum contract value remaining after any surrender must be at least $1,000 plus 105% of the sum of the outstanding loan plus any unpaid accrued interest.



When the loan balance is fully repaid, amounts held in the Fixed Account can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.



[Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA, as well as the terms of any retirement plan in connection with which the contract has been acquired. The tax and ERISA rules relating to Contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each Contract, Fortis Benefits cautions that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to Contract loans.]


THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE
The Contract Owner may specify an Annuity Commencement Date in the application. The Annuity Commencement Date marks the beginning of the period during which an Annuitant receives annuity payments under the Contract. We may not permit an Annuity Commencement Date which is on or after the Annuitant's 75th birthday, and you should consult your sales representative in this regard. Except for contracts issued in connection with life insurance policies issued by Fortis Benefits, the Annuity Commencement Date must be at least two years after the Contract Date.

Depending on the type of retirement arrangement in connection with which a Contract is issued, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.

In order for the Contract Owner to advance or defer the Annuity Commencement Date, the Contract Owner must submit a Written Request during the Annuitant's lifetime. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS
If the Contract Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $5,000, we may pay the entire Contract Value, without the imposition of any charges other than premium taxes, if applicable, in a single sum payment to the Annuitant or other properly designated payee and cancel the Contract.

Otherwise, Fortis Benefits will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Separate Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Contract Owner has notified us by Written Request to apply the Fixed Account Value and Separate Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity

Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50. There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Contract Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, is set forth under "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS
If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 4% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 4% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $35 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts or from Subaccounts to the Fixed Account. The current procedures for these transfers are the same as described above under "Allocation of Purchase Payments and Contract Value--Transfers." Transfers out of the Fixed Account are not permitted during the Annuity Period.

ANNUITY FORMS
The Contract Owner may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. Only one annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Contract is issued under certain retirement plans, however, federal pension law may require that any default payments be made pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS OR 20 YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE
Under most annuity forms offered by Fortis Benefits, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-qualified Contracts". Though the rules there described do not apply to Contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

The charges that we assess in connection with the Contracts are described below.

PREMIUM TAXES
The states of South Dakota and Wyoming impose a premium tax upon the receipt of a purchase payment. In those states, and in any other state or jurisdiction where premium taxes or similar assessments are imposed upon the receipt of purchase payments, Fortis Benefits pays such taxes on behalf of the Contract Owner and then will deduct a charge for these amounts from the Contract Value upon the surrender, death of the Annuitant or Contract Owner, or annuitization of the Contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, Fortis Benefits will deduct a charge for such amounts from the Contract Value at that time. In such jurisdictions, the charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Separate Account Value in each Subaccount. Similarly, Fortis Benefits may deduct premium taxes from the Contract Value when no deduction was made from purchase payments, but is subsequently determined to be due. Conversely, Fortis Benefits will credit to Contract Value the amount of any deductions for premium taxes or similar assessments that are subsequently determined not to be owed.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Currently, premium taxes and similar assessments range from 0% to 3.5% of purchase payments or the amount annuitized. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE
A $35 annual administrative charge is deducted each Contract year from the Contract Value on each anniversary of the Contract Date. (This charge will be lower to the extent legally required in some states.) This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. This charge will initially be waived during the Annuity Period, although Fortis Benefits reserves the right to reinstitute it at any time. This charge will be waived during the Accumulation Period if the Contract Value at the end of the Contract Year (or upon total surrender) is $25,000 or more.

The annual administrative charge will be deducted by redemption of Accumulation Units from each Subaccount of the Separate Account and from the Fixed Account in the same proportion as the then-current Contract Value is then allocated among those alternatives pursuant to the Contract. If the Contract is totally surrendered, the full annual administrative charge will be deducted at the time of surrender if the Contract Value is less than $25,000 at such time.

CHARGES AGAINST THE SEPARATE ACCOUNT
Certain charges will be assessed as a percentage of the value of the net assets of the Separate Account to compensate Fortis Benefits for risks assumed in connection with the Contract, and administrative expenses which may apply to the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Separate Account with a daily charge for mortality and expense risk at a nominal annual rate of 1.25% of the average daily net assets of the Separate Account (consisting of approximately .8% for mortality risk and approximately .45% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Contract. This charge is assessed daily when determining the value of an Accumulation Unit.

The mortality risk borne by Fortis Benefits arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract. This, therefore, relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.

In addition, Fortis Benefits bears a mortality risk in that it guarantees to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of an Annuitant or Contract Owner prior to the Annuity Commencement Date. No surrender charge is imposed upon the payment of a death benefit, which places a further mortality risk on the Company.

The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contracts will exceed the limits on administrative charges set in the Contracts.

If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.


ADMINISTRATIVE EXPENSE CHARGE. We will assess each Subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the Subaccount. This charge is imposed during both the Accumulation Period and the Annuity Period. The daily administrative expense charge is assessed to help cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses actually incurred. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.


TAX CHARGE. We currently impose no charge for taxes payable by us in connection with this Contract, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Contracts or the Separate Account.

The annual administrative charge and charges against the Separate Account described above are for the purposes described and Fortis Benefits may receive a profit as a result of these charges.

SURRENDER CHARGE
No sales charge is collected or deducted at the time Net Purchase Payments are applied under a Contract. A surrender charge will be assessed on certain total or partial surrenders. The amounts obtained from the surrender charge will be used to partially defray expenses incurred in the sale of the Contracts, including commissions and other promotional or distribution expenses associated with the marketing of the Contracts, and costs associated with the printing and distribution of prospectuses and sales material.

FREE SURRENDERS. The following amounts can be withdrawn from the Contract without a surrender charge:

    - Any purchase payments received by us more than five years prior to the surrender date and that have not been previously surrendered;

    - In any Contract year, up to 10% of the purchase payments received by us less than five years prior to the surrender date (whether or not the purchase payments have been previously surrendered).

Purchase payments not subject to a surrender charge are deemed to be withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. That is, surrender charges do not apply to Contract earnings. For this purpose, it is assumed that all purchase payments are withdrawn before earnings are withdrawn. (For federal income tax purposes, however, certain partial surrenders will be deemed to come first from earnings. See "Federal Tax Matters.")

No surrender charge is imposed on annuitization (or payment of a single sum because the Contract Value is less than the minimum required to provide an annuity on the Annuity Commencement Date). Nor is the surrender charge deducted from the payment of any benefit upon the death of an Annuitant or Contract Owner.

In addition, we have an administrative policy to waive surrender charges for full surrenders of Contracts that have been in force for at least ten years provided that the amount then subject to the surrender charge is less than 25% of the Contract Value. Since the Contracts have been offered only since 1988, no such waivers have yet been made. We reserve the right to change or terminate this practice at any time, both for new and for previously issued Contracts.

AMOUNT OF SURRENDER CHARGE. Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is 5% of the purchase payments withdrawn which were received by us less than five years prior to the surrender date.

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient to cover the actual costs of distribution, such costs will be paid from Fortis Benefits' General Account assets, which will include profit, if any, derived from the mortality and expense risk charge.

NURSING CARE/HOSPITALIZATION WAIVER OF SURRENDER CHARGES. Surrender charges will not be assessed when a total or partial withdrawal is requested: (1) after a covered person has been confined in a hospital or skilled health care facility for at least 60 consecutive days and the covered person continues to be confined in the hospital or skilled care facility when the request is made; or (2) within 60 days following a covered person's discharge from a hospital or skilled health care facility after confinement of at least 60 consecutive days. Confinement must begin after the effective date of this provision.

Covered persons are the Contract Owner or Owners and the spouse of any Contract Owner if such spouse is the Annuitant. Surrender Charges will not be waived when a confinement is due to substance abuse, mental or personality disorders without a demonstrable organic disease. A degenerative brain disease such as Alzheimer's Disease is considered an organic disease.

This nursing care/hospitalization waiver of surrender charges is provided by means of a rider to the Contract, which has not been approved in all states. Individuals applying for a Contract should check with their Fortis Benefits representative to determine if this rider is available in their state.

MISCELLANEOUS
Because the Separate Account invests in shares of the Portfolios of Fortis' Series, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in the prospectus for Fortis' Series.

REDUCTION OF CHARGES
No surrender charge will be imposed under any Contract owned by (A) Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if at the Contract Issue date they are: (1) officers and directors; (2) employees; or (3) spouses of any such persons or any of such persons' children, grandchildren, parents, grandparents, or siblings-- or spouses of any of these persons; (B) Series Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents or grandparents--or spouses of any such persons); and (C) representatives or employees (or their spouses) of Fortis Investors (including agencies) or of other broker-dealers having a sales agreement with Fortis Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons).

The annual administrative charge may be reduced or waived when sales of the contract are made to individuals or groups of individuals in such a manner that results in savings or reduction of administrative expense. In no event will reduction or elimination of the annual administrative charge be permitted where such reduction or elimination will be unfairly discriminating to any person.

FIXED ACCOUNT

Contract Owners may allocate Net Purchase Payments and transfer Contract Value to the Fixed Account, in which case such amounts are held in the General Account of Fortis Benefits. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from Fortis Benefits' Home Office or from your sales representative.

GENERAL DESCRIPTION
Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of the assets in our General Account.

Fortis Benefits guarantees that Contract Value in the Fixed Account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the General Account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed rate of 4% per year. Any interest rate in excess of 4% per year with respect to any amount in the Fixed Account pursuant to a Contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can in many cases vary, depending on when that amount was originally allocated to the Fixed Account. Once credited, such interest will be guaranteed and will become part of Contract Value in the Fixed Account from which deductions for fees and charges may be made.


Charges under the Contract are the same as when the Separate Account is being used, except that the 1.35% per annum charged for mortality and expense risk and administrative expenses is not imposed on amounts of Contract Value in the Fixed Account.


FIXED ACCOUNT VALUE
The Contract's Fixed Account Value on any Valuation Date is the sum of the Net Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, surrender charges or annual administrative charges allocated to the Fixed Account or transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Subaccounts of the Separate Account with respect to total and partial surrenders. See "Total and Partial Surrenders."

Transfers out of the Fixed Account have special limitations. Prior to the Annuity Commencement Date, Contract Owners may transfer part or all of the Contract Value from the Fixed Account to the Separate Account, provided that (1) no more than one such transfer is made each Contract year, (2) no more than 50% of the Fixed Account Value is transferred at any time (unless the balance in the Fixed Account after the transfer would be less than $1,000, in which case up to the entire balance may be transferred) and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the Fixed Account). Irrespective of the above, we may in our discretion permit a continuing request for transfer of lesser specified amounts automatically on a periodic basis. However, we reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the Fixed Account may be made after the Annuity Commencement Date.

GENERAL PROVISIONS

THE CONTRACT
The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract, and copies of any supplemental applications, amendments, endorsements, or revised Contract pages which are mailed to you are the entire Contract. Only the President, Secretary and Registrar of Fortis Benefits can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by one of these representatives of Fortis Benefits.

The Contracts are non-participating and do not share in dividends or earnings of Fortis Benefits.

POSTPONEMENT OF PAYMENTS
With respect to amounts in the Subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Fortis Benefits at its Home Office.

However, Fortis Benefits may defer the determination, application or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values, or any transfer, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any
period during which any emergency exists as a result of which it is not reasonably practicable for Fortis Benefits to determine the investment experience for the Contract, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contract Owners.

Fortis Benefits may also defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. Fortis Benefits may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any error or miscalculation, Fortis Benefits will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the rate of 4% per year.

ASSIGNMENT AND OWNERSHIP RIGHTS
Rights and interests under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Contract Owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. An ownership change must be made in writing and a copy must be sent to Fortis Benefits' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. Contract Owner, Annuitant and Beneficiary rights are subject to any assignment of record at the Home Office of Fortis Benefits. An assignment or pledge of a Contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY
Before the Annuity Commencement Date and while the Annuitant is living, the Contract Owner may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to Fortis Benefits. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.

In the event of the death of a Contract Owner or Annuitant prior to the Annuity Commencement date the Beneficiary will be determined as follows:

    - If there is any surviving Contract Owner, the surviving Contract Owner
      will   be  the  Beneficiary  (this  overrides  any  other  beneficiary designation).

    - If there is no surviving Contract Owner, the Beneficiary will be the beneficiary designated by the Contract Owner.

    - If there is no surviving Contract Owner and no surviving beneficiary who has been designated by the Contract Owner, then the estate of the last surviving Contract Owner will be the Beneficiary.

REPORTS
We will mail to the Contract Owner, at the last known address of record, any reports required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. Each Contract Owner will also be sent an annual and a semi-annual report for Fortis Series and a list of the portfolio securities held in each Portfolio of Fortis Series. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the Contract Owner.

RIGHTS RESERVED BY FORTIS BENEFITS

Fortis Benefits reserves the right to make certain changes if, in its judgement, they would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, Fortis Benefits will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes Fortis Benefits may make include:

    - To operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Separate Account.

    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio of Fortis Series or the shares of another investment company or any other investment permitted by law.

    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

    - To change the time or times of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit Fortis Benefits to take, including to change the way Fortis Benefits assesses charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which Fortis Benefits has guaranteed.

DISTRIBUTION

The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of Fortis Benefits, are also registered representatives of Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts or registered representatives of other broker-dealer firms, or representatives of other firms that are exempt from broker-dealer regulation. Fortis Investors and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.

As compensation for distributing the Contracts, Fortis Benefits pays Fortis Investors a maximum of 7.30% of all purchase payments. Fortis Investors pays a selling allowance not in excess of 5.0% of purchase payments to other broker-dealer firms or exempt firms who sell the Contracts. Fortis Investors also pays servicing fees to broker-dealers and exempt firms in the amount of 1/4 of 1% annually, based on the amount of Contract Value above a certain minimum attributable to that broker-dealer.


Fortis Benefits may, under certain flexible compensation arrangements, pay Fortis Investors a lesser or a greater selling allowance and a larger or a smaller service fee than as set forth above, and Fortis Investors may in turn pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values which are approximately equivalent to the amounts of the selling allowances and service fees set forth above. Additionally, registered representatives, broker-dealer firms, and exempt firms may be eligible for additional compensation based upon meeting certain production standards. Fortis Investors may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.


Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of Contracts. Compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns regarding Contracts, and other broker-dealer sponsored programs or events. Compensation may include payment for travel expenses incurred in connection with trips taken by invited sales representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with Fortis Benefits. Fortis Investors' principal business address is the same as that of our Home Office.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of Fortis Benefits are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Contract or related retirement plan.

NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Contracts are not excludible or deductible from the gross income of the Contract Owner or any other person. However, any increase in the accumulated value of a Non-Qualified Contract resulting from the investment performance of the Separate Account or interest credited to the Fixed Account is generally not taxable to the Contract Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Contract Owners who are not natural persons ARE taxed annually for any increase in the Contract Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial withdrawals under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If a Contract Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Contract Owner as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed. In general, an Annuitant's or other payee's "investment in the contract" is the aggregate amount of purchase payments made by him or her. After the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments. For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment which bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the Contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same Contract Owner within the same calendar year will be treated as if they were a single contract.

There is a 10%  penalty under the  Code on the taxable  portion of a  "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Contract Owner or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Contract Owner,
(3) made upon the disability of the Contract Owner or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary.
Premature distributions may result, for example, from an early Annuity Commencement Date, any early surrender, partial surrender or assignment of a Contract or the early death of an Annuitant who is not the Contract Owner.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Contract Owner, may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner contemplating any transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if the person receiving payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death; and (b) if any Contract Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Contract Owner's death or (2) as annuity payments which will begin within one year of that Contract Owner's death and which will be made over the life of the Contract Owner's designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary. However, if the Contract Owner's designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse deemed to be the new Contract Owner for purposes of Section 72(s). Where the Contract Owner or other person receiving payments is not a natural person, the required distributions provided for in Section 72(s) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). Fortis Benefits intends to review and modify the endorsement if necessary to ensure that the Contracts comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Contract Owner's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Contract Owner, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS
The Contract may be used with several types of tax-qualified plans. The tax rules applicable to Contract Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludible from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Contract that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations.

The Contracts are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); SIMPLE IRA Plans under Section 408(p); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations; and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

When annuity payments begin, the individual will receive back his or her "investment in the contract" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Contracts).

WITHHOLDING
Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require Fortis Benefits to disregard the recipient's election if the recipient fails to supply Fortis Benefits with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Fortis Benefits that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Contracts, in order for the Contracts to be treated as annuities. Fortis Benefits believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Contract Owners or Annuitants of all returns credited to Contracts, except in the case of certain Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Contract Owners or Annuitants to be treated as the owners of Separate Account assets for tax purposes. Fortis Benefits reserves the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES
Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from an Old Contract, a Fortis Benefits variable life insurance policy, or another life insurance policy or annuity contract into a Contract pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Contract will be the same as your investment in the contract or policy exchanged. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Certain existing annuity contracts may be "grandfathered" under various provisions of the tax laws, i.e., subject to more favorable tax treatment than generally offered under current law. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s). Also, certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. Also, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These "grandfather" provisions may be lost if such contract is exchanged for a Contract. In connection with contracts issued pursuant to Section 1035 exchanges, if the data is provided to us, we can separately track amounts attributable to purchase payments made to the original contract before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982. That separate tracking can preserve certain of the above grandfathered provisions.

Because of the complexity of these matters, you should consult a qualified tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS
Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

    (1) elective contributions made for years beginning after December 31, 1988;

    (2) earnings on those contributions; and

    (3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions which accrues after December 31, 1988 may not be distributed in the case of hardship.

VOTING PRIVILEGES

In accordance with its view of current applicable law, Fortis Benefits will vote shares of each of the Portfolios which are attributable to a Contract at regular and special meetings of the shareholders of Fortis Series in proportion to instructions received from the persons having the voting interest in the Contract as of the record date for the corresponding Fortis Series shareholders meeting. Contract Owners have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Contract Owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result Fortis Benefits determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.

During the Accumulation Period, the number of shares of a Portfolio attributable to a Contract is determined by dividing the amount of Contract Value in the corresponding Subaccount pursuant to the Contract as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Contract Owner or Annuitant, the number of Portfolio shares deemed attributable to the Contract will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside to make the annuity payments will decrease.

Where Contract Owners are permitted to instruct us as to how to vote Portfolio shares, our policy is to permit an Annuitant or payee who is not the Contract Owner to direct the Contract Owner with respect to the voting of certain Portfolio shares attributable to his or her Contract. An Annuitant or other payee may direct the Contract Owner with respect to that number of Portfolio shares that is attributable to purchase payments, if any, contributed by such Annuitant or payee and any additional shares, to the extent authorized by an employee benefit plan. (For these purposes, the number of shares attributable to the Annuitant or payee is computed on a basis consistent with that for attributing Portfolio shares to Contract Owners, as described above.)

Contract Owners are to instruct Fortis Benefits to vote in accordance with such directions from Annuitants and payees. Furthermore, Contract Owners are to instruct Fortis Benefits to vote shares of any Portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that Portfolio attributable to the Contract Owner which are to be voted in accordance with directions received from Annuitants and other payees. The Contract Owner may instruct us as to the voting of any other shares attributable to Contracts as the Contract Owner may determine. The Separate Account, Fortis Series and Fortis Benefits do not have any obligation to determine whether or not voting directions are requested or received by a Contract Owner or whether or not a Contract Owner has instructed Fortis Benefits in accordance with directions given by Annuitants and other payees.

Fortis Benefits will vote shares as to which it has received no timely instructions, and any shares attributable to excess amounts Fortis Benefits has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Contracts and other variable annuity contracts participating in a Portfolio. To the extent that Fortis Benefits or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all Fortis Benefits separate accounts participating in that Portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Contracts.

Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of Fortis Series, ratification of the selection of its independent auditors, the approval of the investment manager of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote by Fortis Series shareholders.

STATE REGULATION

Fortis Benefits is subject to regulation and supervision by the Commerce Department of the State of Minnesota, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Fortis Benefits intends to satisfy the necessary requirements to sell the Contracts in the District of Columbia and in all states other than New York as soon as possible.

LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by David A. Peterson, Esquire, Vice President and Assistant General Counsel of Fortis Benefits. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised Fortis Benefits on certain federal securities law matters.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                    PAGE

Fortis Benefits................................           2
Calculation of Annuity Payments................           2
Services.......................................           3
    - Safekeeping of Separate Account Assets...           3
    - Experts..................................           3
    - Principal Underwriter....................           3
Limitation On Allocations......................           4
Change of Investment Adviser or Investment
 Policy........................................           4
Taxation Under Certain Retirement Plans........           4
Terms of Exemptive Relief in Connection with
 Mortality and Expense Risk Charge.............           8
Other Information..............................           8
Financial Statements...........................           8
APPENDIX A--Performance Information............         A-1

                                   APPENDIX A
                       SAMPLE DEATH BENEFIT CALCULATIONS



DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                                                         EXAMPLE 1    EXAMPLE 2
                                                                                                      -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death, accumulated at 3.0%...................   $  20,000    $  20,000
b.         Contract Value on Date of Death..........................................................   $  17,000    $  25,000
Death Benefit is larger of a, and b.................................................................   $  20,000    $  25,000



DATE OF DEATH IS THE 8TH CONTRACT ANNIVERSARY:                                                EXAMPLE 3    EXAMPLE 4    EXAMPLE 5
                                                                                             -----------  -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death, accumulated at 3.0%..........   $  20,000    $  20,000    $  20,000
b.         Contract Value on 5th Contract Anniversary......................................   $  15,000    $  30,000    $  30,000
c.         Contract Value on Date of Death.................................................   $  17,000    $  25,000    $  35,000
Death Benefit is larger of a, b, and c.....................................................   $  20,000    $  30,000    $  35,000



DATE OF DEATH IS THE 13TH CONTRACT ANNIVERSARY:                                               EXAMPLE 6    EXAMPLE 7    EXAMPLE 8
                                                                                             -----------  -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death, accumulated at 3.0%..........   $  20,000    $  20,000    $  20,000
b.         Contract Value on 10th Contract Anniversary.....................................   $  15,000    $  40,000    $  40,000
c.         Contract Value on Date of Death.................................................   $  17,000    $  30,000    $  50,000
Death Benefit is larger of a, b, and c.....................................................   $  20,000    $  40,000    $  50,000

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                                      A-2

                                   APPENDIX B
                      EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.


For example, the 3 year expense for the Growth Stock Series, is calculated as follows:



          --------------------------------------------------------------------------------------------------------------
           Total Variable Account Annual Expenses                                                                  1.35%
          --------------------------------------------------------------------------------------------------------------
    +      Total Series Fund Operating Expenses                                                                    0.67%
          --------------------------------------------------------------------------------------------------------------
    +      Annual Administrative Charge Rate (See Below)                                                           0.13%
          --------------------------------------------------------------------------------------------------------------
    =      Total Expense Rate                                                                                      2.15%
          --------------------------------------------------------------------------------------------------------------


The Annual Administrative Charge Rate is calculated by dividing the total Annual Contract Charges we collected in 1996 by the average policy value in force in 1996.


Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 X 0.0215 = $21.52



Year 2 Beginning Policy Value = $1028.48
Year 2 Expense = 1028.48 X 0.0215 = $22.13



Year 3 Beginning Policy Value = $1057.77
Year 3 Expense = 1057.77 X 0.0215 = $22.76



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal to $21.52 + $22.13 + $22.76 = $66.41


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:


   Surrender Charge                   (Initial                    10% Free                    Surrender
      Percentage             X         Premium         -         Withdrawal)         =          Charge
         0.05                X       (  $1000.00       -        $100.00     )        =          $45.00



So the total expense if surrendered is $66.41 + $45.00 = $111.41

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                                      B-2

  Individual Flexible Premium Deferred Variable Annuity Contracts (Opportunity)
                                      Issued by

                          FORTIS BENEFITS INSURANCE COMPANY

                         STATEMENT OF ADDITIONAL INFORMATION

                                     May 1, 1997

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional information be read in conjunction with the Prospectus for a flexible premium deferred variable annuity contract ("Contract"), dated May 1, 1997. A copy of the Prospectus may be obtained without charge from Fortis Investors, Inc. 1-800-800-2638, ext. 3057; mailing address: P.O. Box 64272, St. Paul, MN 55164. The Contracts are issued by Fortis Benefits through its Variable Account D (the "Separate Account").

TABLE OF CONTENTS

                                                                 Page

Fortis Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . .2
Calculation of Annuity Payments. . . . . . . . . . . . . . . . . . .2
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
  - Safekeeping of Separate Account Assets . . . . . . . . . . . . .3
  - Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
  - Principal Underwriter  . . . . . . . . . . . . . . . . . . . . .3
Limitation on Allocations. . . . . . . . . . . . . . . . . . . . . .4
Change of Investment Adviser or Investment Policy. . . . . . . . . .4
Taxation Under Certain Retirement Plans. . . . . . . . . . . . . . .4
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . .8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .9
Appendix A - Performance Information . . . . . . . . . . . . . . .A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Contract and other matters which may be of interest to Contract Owners, Annuitants and Beneficiaries. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."

FORTIS BENEFITS

Fortis Benefits Insurance Company, the issuer of the Contracts, is a Minnesota corporation qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is a wholly-owned subsidiary of Time Insurance Company, a stock company originated under the laws of Wisconsin, which itself is a wholly-owned subsidiary of Fortis, Inc. Fortis, Inc. is a corporation based in New York, which manages the United States operations of Fortis AMEV and Fortis AG. Fortis, Inc. is wholly-owned by Fortis International, Inc., which is in turn wholly-owned by Sycamore Insurance Holding N.V. The latter is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG.

Fortis AMEV is a publicly-traded, multi-national insurance and financial services group headquartered in The Netherlands. Fortis AMEV is an international financial services firm that has been in business since 1847. It is one of the largest holding companies in Europe with subsidiary companies in twelve countries on four continents. Fortis AMEV is the third largest insurance company in the Netherlands. Fortis AG is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis AG is one of the largest life insurance companies in Belgium. Fortis AMEV and Fortis AG have combined assets of approximately $175 billion.

Best's Insurance Reports has assigned Fortis Benefits a rating of A (Excellent) for financial position and operating performance. Fortis Benefits has a rating of AA from Standard & Poor's. As defined by Standard & Poor's, insurers rated AA offer "excellent financial security." These ratings represent such rating agencies' independent opinion of Fortis Benefits' financial strength and ability to meet policy holder obligations, but have no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by Fortis Benefits. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Contract Value of the Contract is computed and that portion of the Contract Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply such amount of Contract Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

ANNUITY UNITS. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Separate Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option--Variable Annuity Payments," below) allocable to that Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of that Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount (discussed in the Prospectus under "Contract Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Contract.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments start at the end of the Valuation Period that contains the Annuity

Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Contract for each $1,000 of Contract Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Contract Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Contract's Annuity Units for that Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuitant than for a female Annuitant of the same age with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction, including Montana and Massachusetts, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to the assets of the Separate Account is held by Fortis Benefits. The assets of the Separate Account are kept segregated and held separate and apart from Fortis Benefit's other assets. Fortis Advisers, Inc., an affiliate of Fortis Benefits, maintains records of all purchases and redemptions of shares of Fortis Series Fund, Inc. held by each of the Subaccounts of the Separate Account.

EXPERTS

The financial statements of Fortis Benefits Insurance Company and
Fortis Benefits Insurance Company Variable Account D, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PRINCIPAL UNDERWRITER

Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. The offering of the Contracts is continuous, and Fortis Investors does not anticipate discontinuing the offering of the Contracts, although it reserves the right to do so. Fortis Benefits paid a total of $31,643,856, $29,918,620 and $30,567,607 to Fortis
Investors for annuity contract distribution services during 1994, 1995 and 1996 respectively. Of these totals, the sums of $4,065,075, $3,925,959 and $7,531,629 for the years 1994, 1995 and 1996 respectively, was not reallowed to other broker-dealers. Contracts will be issued for Annuitants from ages zero to ninety in all states, except that the maximum age is 74 1/2 in Washington state. Contracts are not currently available in New Jersey and New York.

LIMITATION ON ALLOCATIONS

Under the Contract, Fortis Benefits reserves the right to control the amount of any assets in any investment alternative. Pursuant to this authority, Fortis Benefits has established the following administrative procedures for the protection of the interests of ail investors participating in Fortis Series'
Portfolios: a Contract Owner may not invest, allocate, transfer or exchange Contract Value into any Subaccount if the value allocated to that Subaccount under the Contract (and under any other insurance or annuity contracts directly or indirectly controlled by the same person, jointly or individually) would immediately thereafter equal 25% or more of the related Fortis Series Portfolio's net assets. Fortis Benefits reserves the right to modify these procedures at any time.

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, and subject to Fortis Advisers, Inc.'s right to terminate its investment advisory arrangements with Fortis Series, neither the investment adviser nor any investment policy may be changed without the consent of Fortis Benefits. No investment policy will be changed unless a statement of change is filed with and approved by the Commerce Commissioner of the State of Minnesota. If required, approval of or change of any investment objective will be filed with the Insurance Department of each state where Contracts have been delivered. The Contract Owner (or, after annuity payments start, the Annuitant) will be notified of any material investment policy change which has been approved. Notification of an investment policy change will be provided to Contract Owners prior to its implementation by the Separate Account if Contract Owner comment or vote is required for such change.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Contracts for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

PURCHASE PAYMENTS. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Contracts for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) tax-deferred annuity contract are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Contract values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a Non-Qualified Contract, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Contracts that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

TAX FREE EXCHANGES AND ROLLOVERS. The Code provides for the tax-free exchange of one Section 403(b) annuity contract for another Section 403(b) annuity contract, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition,
Section 403(b)(8) of the Code permits tax-free rollovers from Section

403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

PURCHASE PAYMENTS. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions.
Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters--Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Contract purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuity contracts.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuity contracts.

TAX-FREE ROLLOVERS. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be required to be withheld from the distribution unless the distribution is transferred directly from the qualified plan to an individual retirement account or annuity.

INDIVIDUAL RETIREMENT ANNUITIES

PURCHASE PAYMENTS. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. An individual may also establish an IRA for his or her spouse if they file a joint return for the taxable year and his or her spouse earns less than the individual does for that year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the couple's combined earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustment) exceed the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000 and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contribution made with respect to the individual.

An individual may not make any contributions to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter. Contributions to a spouse's IRA may not be made for any year in which that spouse reaches age 70 1/2 or for any year thereafter.

TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax including distributions following the owner's death or disability or distribution in the form of an annuity for the life (or life expectancy) of the owner (or the owner and beneficiary), or distributions not in excess of deductible medical expenses or certain distributions to pay health insurance premiums after an extended period of unemployment.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRAs are generally the same as described above with respect to Section 403(b) annuity contracts. Certain of these and other provisions are incorporated in a special endorsement attached to IRA Contracts, and reference should be made to that endorsement for its complete terms.

TAX-FREE ROLLOVERS. The Code permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions ARE met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS

PURCHASE PAYMENTS. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to a special kind of SEP (SARSEP) on their behalf on a salary reduction basis if the SARSEP plan was in effect on December 31, 1996. These salary reduction contributions may not exceed $9,500 in 1997, which is indexed for inflation. Employees of tax-exempt organizations and state or local government agencies have never been eligible for the salary reduction type of SEP.

TAXATION OF DISTRIBUTIONS. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

TAX-FREE ROLLOVERS. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers to other IRAs, excluding SIMPLE IRAs are also possible. Special rules apply if the rollover is from a SARSEP IRA.

PURCHASE PAYMENTS: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

TAXATION OF DISTRIBUTIONS: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participation in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.

REQUIRED DISTRIBUTIONS: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

TAX-FREE ROLLOVERS: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA

Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

PURCHASE PAYMENTS. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Contracts offered by this Prospectus. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Contract and is entitled only to payment in accordance with the EDCP provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age 70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

REQUIRED DISTRIBUTIONS. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuity contracts. However, if distributions do not commence before the employee's death, the entire interest in the Contract must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

TAX-FREE TRANSFERS. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Contract Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS--15% TAX

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions from all tax-qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently, $160,000) or five times the annual limit for lump sum distributions.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


FINANCIAL STATEMENTS

The financial statements of Fortis Benefits that are included in this Statement of Additional Information should be considered only as bearing on the ability of Fortis Benefits to meet its obligations under the Contracts.

                            Report of Independent Auditors

Board of Directors
Fortis Benefits Insurance Company

We have audited the accompanying statement of net assets of Fortis Benefits Insurance Company Variable Account D (comprising, respectively, the Fortis Series Fund, Inc.'s Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, Global Asset Allocation, Global Bond, International Stock, Value, S & P 500 and Blue Chip Stock Subaccounts, the Norwest Select Fund's ValuGrowth, Intermediate Bond, Small Company Stock and Income Equity Subaccounts, the Scudder Variable Life Investment Fund's International Subaccount, the Alliance Variable Product Series Fund's Money Market, International and Premier Growth Subaccounts, the SAFECO Resource Series Fund's Growth and Equity Subaccounts, the Federated Insurance Series Fund's High Income, Utility and American Leaders Subaccounts, the Lexington Funds, Inc.'s Natural Resources Trust and Emerging Markets Subaccounts, the MFS Variable Insurance Trust Fund's MFS Emerging Growth, MFS High Income and MFS World Government Subaccounts, the Montgomery Variable Series Fund's Emerging Markets and Growth Subaccounts, the Strong Variable Insurance Funds' Discovery, Government Securities, Advantage and International Subaccounts, the TCI Portfolios, Inc. Fund's TCI Balanced and TCI Growth Subaccounts and Van Eck Worldwide Ins. Trust Fund's Worldwide Bond and Gold & Natural Resources Subaccounts) as of December 31, 1996, and the related statements of changes in net assets for each of the three years then ended, except for the Fortis Series Fund, Inc.'s Global Asset Allocation, Global Bond, and International Stock Subaccounts and the Norwest Select Fund's Small Company Stock Subaccount which are for the years ended December 31, 1996 and 1995; the Fortis Series Fund, Inc.'s Value, S & P 500 and Blue Chip Stock Subaccounts and the Norwest Select Fund's Income Equity Subaccount which are for the period from May 1, 1996 to December 31, 1996; The SAFECO Resource Series Fund's Growth and Equity Subaccounts which are for the period from December 1, 1996 to December 31, 1996; and the Alliance Variable Product Series Fund's Money Market, International and Premier Growth Subaccounts, the Federated Insurance Series Fund's High Income, Utility and American Leaders Subaccounts, the Lexington Funds, Inc.'s Natural Resources Trust and Emerging Markets Subaccounts, the MFS Variable Insurance Trust Fund's MFS Emerging Growth, MFS High Income and MFS World Government Subaccounts, the Montgomery Variable Series Fund's Emerging Markets and Growth Subaccounts, the Strong Variable Insurance Funds' Discovery, Government Securities, Advantage and International Subaccounts, the TCI Portfolios, Inc. Fund's

TCI Balanced and TCI Growth Subaccounts and Van Eck Worldwide Ins. Trust Fund's Worldwide Bond and Gold & Natural Resources Subaccounts which are for the period from February 1, 1996 to December 31, 1996. These financial statements are the responsibility of the management of Fortis Benefits Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company Variable Account D at December 31, 1996, and the changes in the net assets for the periods described in the first paragraph, in conformity with generally accepted accounting principles.

/s/
Ernst & Young LLP

Minneapolis, MN

April 18, 1997

                          Fortis Benefits Insurance Company
                                  Variable Account D

                               Statement of Net Assets

                                  December 31, 1996




                                                                                                                   ATTRIBUTABLE TO
                                                                                                                   FORTIS BENEFITS
                                                                                                  NET ASSETS          INSURANCE
                                                               SHARES            COST           AT MARKET VALUE        COMPANY
                                                         ---------------------------------------------------------------------------
Investments in Fortis Series Fund, Inc.,
  (NOTE 3):
     Growth Stock Series                                    15,583,268      $  341,611,800      $  507,916,391         $         -
     U.S. Government Securities Series                      14,526,572         156,757,189         153,538,606                   -
     Money Market Series                                     5,029,790          54,521,952          55,044,510                   -
     Asset Allocation Series                                21,539,395         304,056,275         366,021,085                   -
     Diversified Income Series                               8,572,475         100,804,245         100,281,675                   -
     Global Growth Series                                   13,583,403         187,528,373         258,026,237                   -
     Aggressive Growth Series                                5,544,810          70,132,053          75,519,214                   -
     Growth & Income Series                                  8,051,806         100,203,874         122,087,921                   -
     High Yield Series                                       4,051,930          40,889,644          39,813,044                   -
     Global Asset Allocation Series                          2,728,172          31,152,329          33,676,273           3,634,755
     Global Bond Series                                      1,679,027          18,243,166          18,623,272           5,608,266
     International Stock Series                              3,493,832          39,573,523          43,469,557           3,652,514
     Value Series                                            1,111,402          11,764,918          12,648,523             808,092
     S & P 500 Series                                        1,616,568          17,115,725          18,536,048           4,070,786
     Blue Chip Stock Series                                  1,258,592          13,357,117          14,688,036           4,143,071
Investments in Norwest Select Fund,
  (NOTE 3)
     ValuGrowth Fund                                           730,869           8,675,998          10,495,280                   -
     Intermediate Bond Fund                                    547,127           6,007,333           5,865,200                   -
     Small Company Stock Fund                                  451,480           5,384,371           6,094,981           1,524,340
     Income Equity Fund                                        866,818           9,055,905           9,675,189                   -


                                                                                                    NET ASSET VALUE FOR
                                                        ATTRIBUTABLE TO        ACCUMULATION            VARIABLE LIFE
                                                         VARIABLE LIFE            UNITS             INSURANCE POLICIES
                                                       INSURANCE POLICIES      OUTSTANDING            PER ACCUMULATION
                                                                                                           UNIT
                                                      -------------------------------------------------------------------

Investments in Fortis Series Fund, Inc.,
  (NOTE 3):
     Growth Stock Series                                $  507,916,391         169,472,646                $  3.00
     U.S. Government Securities Series                     153,538,606           9,635,092                  15.94
     Money Market Series                                    55,044,510          36,552,266                   1.51
     Asset Allocation Series                               366,021,085         154,525,474                   2.37
     Diversified Income Series                             100,281,675          55,653,680                   1.80
     Global Growth Series                                  258,026,237          13,993,552                  18.44
     Aggressive Growth Series                               75,519,214           5,706,895                  13.23
     Growth & Income Series                                122,087,921           7,892,683                  15.47
     High Yield Series                                      39,813,044           3,337,604                  11.93
     Global Asset Allocation Series                         30,041,518           2,330,884                  12.89
     Global Bond Series                                     13,015,006           1,088,043                  11.96
     International Stock Series                             39,817,043           3,137,348                  12.69
     Value Series                                           11,840,431           1,071,648                  11.05
     S & P 500 Series                                       14,465,262           1,279,947                  11.30
     Blue Chip Stock Series                                 10,544,965             915,358                  11.52
Investments in Norwest Select Fund,
  (NOTE 3)
     ValuGrowth Fund                                        10,495,280             744,037                  14.11
     Intermediate Bond Fund                                  5,865,200             519,750                  11.28
     Small Company Stock Fund                                4,570,641             306,790                  14.90
     Income Equity Fund                                      9,675,189             877,957                  11.02



                          Fortis Benefits Insurance Company
                                  Variable Account D

                         Statement of Net Assets (continued)

                                  December 31, 1996





                                                                                                                   ATTRIBUTABLE TO
                                                                                                                   FORTIS BENEFITS
                                                                                                  NET ASSETS         INSURANCE
                                                               SHARES            COST           AT MARKET VALUE       COMPANY
                                                         ---------------------------------------------------------------------------
Investments in Scudder Variable Life Investment,
  (NOTE 3):
     International Portfolio                                   258,508        $  2,962,830        $  3,425,231                $  -
Investments in Alliance Variable Product Series,
  (NOTE 3):
     Money Market Portfolio                                  5,593,809           5,593,809           5,593,809                   -
     International Portfolio                                    20,015             292,978             298,024                   -
     Premier Growth Portfolio                                   14,757             225,188             231,690                   -
Investments in SAFECO Resource Series,
  (NOTE 3):
     Growth Portfolio                                            9,852             200,319             189,755                   -
     Equity Portfolio                                            9,038             216,232             196,581                   -
Investments in Federated Insurance Series,
  (NOTE 3):
     High Income Fund                                           89,298             895,837             914,407                   -
     Utility Fund                                               16,766             194,954             198,012                   -
     American Leaders Fund                                      32,437             482,939             494,990                   -
Investments in Lexington Funds, Inc.,
  (NOTE 3):
     Natural Resources Trust                                    54,496             771,851             778,755                   -
     Emerging Markets Fund                                       6,520              64,919              65,720                   -
Investments in MFS Variable Insurance Trust,
  (NOTE 3):
     MFS Emerging Growth Series                                153,869           2,066,856           2,037,226                   -
     MFS High Income Series                                     36,337             394,868             394,984                   -
     MFS World Government Series                                 4,019              42,240              42,523                   -



                                                                                                    NET ASSET VALUE FOR
                                                        ATTRIBUTABLE TO        ACCUMULATION            VARIABLE LIFE
                                                         VARIABLE LIFE            UNITS             INSURANCE POLICIES
                                                       INSURANCE POLICIES      OUTSTANDING            PER ACCUMULATION
                                                                                                           UNIT
                                                      -------------------------------------------------------------------
Investments in Scudder Variable Life Investment,
  (NOTE 3):
     International Portfolio                              $  3,425,231             260,708                 $13.14
Investments in Alliance Variable Product Series,
  (NOTE 3):
     Money Market Portfolio                                  5,593,809             539,196                  10.37
     International Portfolio                                   298,024              28,337                  10.52
     Premier Growth Portfolio                                  231,690              19,611                  11.81
Investments in SAFECO Resource Series,
  (NOTE 3):
     Growth Portfolio                                          189,755              18,249                  10.40
     Equity Portfolio                                          196,581              20,103                   9.78
Investments in Federated Insurance Series,
  (NOTE 3):
     High Income Fund                                          914,407              83,778                  10.91
     Utility Fund                                              198,012              18,507                  10.70
     American Leaders Fund                                     494,990              43,455                  11.39
Investments in Lexington Funds, Inc.,
  (NOTE 3):
     Natural Resources Trust                                   778,755              64,788                  12.02
     Emerging Markets Fund                                      65,720               6,919                   9.50
Investments in MFS Variable Insurance Trust,
  (NOTE 3):
     MFS Emerging Growth Series                              2,037,226             180,147                  11.31
     MFS High Income Series                                    394,984              36,197                  10.91
     MFS World Government Series                                42,523               4,084                  10.41


                          Fortis Benefits Insurance Company
                                  Variable Account D

                         Statement of Net Assets (continued)

                                  December 31, 1996






                                                                                                                   ATTRIBUTABLE TO
                                                                                                                   FORTIS BENEFITS
                                                                                                   NET ASSETS         INSURANCE
                                                               SHARES            COST           AT MARKET VALUE        COMPANY
                                                         ---------------------------------------------------------------------------
Investments in Montgomery Variable Series,
  (NOTE 3):
     Emerging Markets Fund                                      17,894          $  189,135          $  190,569                $  -
     Growth Fund                                                72,534             913,392             894,347                   -
Investments in Strong Variable Insurance Funds,
  (NOTE 3):
     Discovery Fund II                                           8,480              89,400              91,586                   -
     Government Securities Fund II                               7,211              69,577              69,301                   -
     Advantage Fund II                                          30,027             302,525             301,173                   -
     International Fund II                                      31,910             355,770             358,346                   -
Investments in TCI Portfolios, Inc.,
  (NOTE 3):
     TCI Balanced Fund                                          14,998             112,124             113,083                   -
     TCI Growth Fund                                             6,828              70,806              69,920                   -
Investments in Van Eck Worldwide Insurance Trust,
  (NOTE 3):
     Worldwide Bond Fund                                         3,306              36,302              36,700                   -
     Gold & Natural Resources Fund                              28,206             453,574             471,605                   -
                                                                           ---------------------------------------------------------
Total                                                                       $1,533,834,215      $1,869,479,379         $23,441,824
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------



                                                                                                    NET ASSET VALUE FOR
                                                        ATTRIBUTABLE TO        ACCUMULATION            VARIABLE LIFE
                                                         VARIABLE LIFE            UNITS             INSURANCE POLICIES
                                                       INSURANCE POLICIES      OUTSTANDING            PER ACCUMULATION
                                                                                                           UNIT
                                                      -------------------------------------------------------------------
Investments in Montgomery Variable Series,
  (NOTE 3):
     Emerging Markets Fund                                  $  190,569              17,917                 $10.64
     Growth Fund                                               894,347              70,482                  12.69
Investments in Strong Variable Insurance Funds,
  (NOTE 3):
     Discovery Fund II                                          91,586               9,105                  10.06
     Government Securities Fund II                              69,301               6,998                   9.90
     Advantage Fund II                                         301,173              29,586                  10.18
     International Fund II                                     358,346              34,083                  10.51
Investments in TCI Portfolios, Inc.,
  (NOTE 3):
     TCI Balanced Fund                                         113,083              10,307                  10.97
     TCI Growth Fund                                            69,920               7,475                   9.35
Investments in Van Eck Worldwide Insurance Trust,
  (NOTE 3):
     Worldwide Bond Fund                                        36,700               3,565                  10.29
     Gold & Natural Resources Fund                             471,605              47,229                   9.99
                                                       ------------------------------------
Total                                                   $1,846,037,555         470,602,480
                                                       ------------------------------------
                                                       ------------------------------------


SEE ACCOMPANYING NOTES.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                          Statement of Changes in Net Assets

                             Year ended December 31, 1996





                                                                             FORTIS U.S.
                                                                FORTIS        GOVERNMENT        FORTIS           FORTIS
                                                             GROWTH STOCK     SECURITIES    MONEY MARKET    ASSET ALLOCATION
                                                                SERIES          SERIES          SERIES           SERIES
                                                              ---------------------------------------------------------------
OPERATIONS
Dividend income                                               $  1,755,003  $  11,268,567   $  1,961,696       $  18,389,804
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (6,383,239)    (2,182,582)      (304,880)         (4,666,220)
Net realized gain (loss) on investments                          6,173,815       (229,036)       875,419           4,730,794
Net unrealized appreciation (depreciation) of
 investments during the period                                  62,258,164     (8,049,967)      (396,193)         17,669,052
                                                              ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     63,803,743        806,982      2,136,042          36,123,430

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              40,354,935      9,792,095     53,529,569          35,139,069
Redemption of Variable Account units                           (19,671,112)   (32,995,603)   (38,173,512)        (27,343,627)
Mortality and expense charge redeemed                            6,383,239      2,182,582        304,880           4,666,220
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -                   -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -                   -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -                   -
                                                              ---------------------------------------------------------------
Increase (decrease) from capital transactions                   27,067,062    (21,020,926)    15,660,937          12,461,662

Net assets at beginning of period                              417,045,586    173,752,550     37,247,531         317,435,993
                                                              ---------------------------------------------------------------
Net assets at end of period                                   $507,916,391   $153,538,606    $55,044,510        $366,021,085
                                                              ---------------------------------------------------------------
                                                              ---------------------------------------------------------------


                                                                 FORTIS        FORTIS         FORTIS               FORTIS
                                                              DIVERSIFIED  GLOBAL GROWTH    AGGRESSIVE            GROWTH &
                                                             INCOME SERIES     SERIES      GROWTH SERIES       INCOME SERIES
                                                              ---------------------------------------------------------------

OPERATIONS
Dividend income                                               $  7,814,749     $  349,640     $  130,127        $  3,357,159
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (1,375,570)    (2,982,707)      (818,660)         (1,187,861)
Net realized gain (loss) on investments                             94,162      1,304,350      1,462,499             214,625
Net unrealized appreciation (depreciation) of
 investments during the period                                  (3,883,159)    34,010,868        311,941          14,270,467
                                                              ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                      2,650,182     32,682,151      1,085,907          16,654,390

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               4,487,798     56,339,715     45,154,232          51,705,892
Redemption of Variable Account units                           (12,133,337)    (4,633,717)    (9,407,569)         (1,795,563)
Mortality and expense charge redeemed                            1,375,570      2,982,707        818,660           1,187,861
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -                   -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -                   -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -                   -
                                                              ---------------------------------------------------------------
Increase (decrease) from capital transactions                   (6,269,969)    54,688,705     36,565,323          51,098,190

Net assets at beginning of period                              103,901,462    170,655,381     37,867,984          54,335,341
                                                              ---------------------------------------------------------------
Net assets at end of period                                   $100,281,675   $258,026,237    $75,519,214        $122,087,921
                                                              ---------------------------------------------------------------
                                                              ---------------------------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1996




                                                                                FORTIS
                                                                 FORTIS     GLOBAL ASSET        FORTIS        FORTIS
                                                               HIGH YIELD     ALLOCATION     GLOBAL BOND  INTERNATIONAL
                                                                 SERIES         SERIES          SERIES     STOCK SERIES
                                                               ----------------------------------------------------------
OPERATIONS
Dividend income                                               $  3,381,726   $  1,354,041     $  900,099   $  1,318,016
Mortality and expense and policy advance charges
 (NOTE 4)                                                         (431,670)      (300,249)      (142,264)      (377,251)
Net realized gain (loss) on investments                             60,612         62,447         11,779        153,762
Net unrealized appreciation (depreciation) of
 investments during the period                                    (261,534)     2,171,960        394,408      3,249,452
                                                               ----------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                      2,749,134      3,288,199      1,164,022      4,343,979

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              14,950,454     15,032,759      8,709,675     24,843,475
Redemption of Variable Account units                            (3,738,286)      (743,168)    (2,924,096)    (2,013,891)
Mortality and expense charge redeemed                              431,670        300,249        142,264        377,251
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -      2,944,303      5,030,752      2,926,075
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -       (142,728)      (218,365)      (101,798)
                                                               ----------------------------------------------------------
Increase (decrease) from capital transactions                   11,643,838     17,391,415     10,740,230     26,031,112

Net assets at beginning of period                               25,420,072     12,996,659      6,719,020     13,094,466
                                                               ----------------------------------------------------------
Net assets at end of period                                    $39,813,044    $33,676,273    $18,623,272    $43,469,557
                                                               ----------------------------------------------------------
                                                               ----------------------------------------------------------



                                                                                FORTIS         FORTIS    NORWEST SELECT
                                                                 FORTIS        S & P 500     BLUE CHIP     VALUGROWTH
                                                             VALUE SERIES*      SERIES*    STOCK SERIES*      FUND
                                                              ----------------------------------------------------------
OPERATIONS
Dividend income                                                  $  67,900     $  102,931      $  50,146      $  82,203
Mortality and expense and policy advance charges
 (NOTE 4)                                                          (50,034)       (58,475)       (42,346)      (106,853)
Net realized gain (loss) on investments                              4,138         79,382        101,880         55,679
Net unrealized appreciation (depreciation) of
 investments during the period                                     883,605      1,420,323      1,330,919      1,308,423
                                                              ----------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                        905,609      1,544,161      1,440,599      1,339,452

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              11,049,449     14,397,817     12,543,584      4,632,105
Redemption of Variable Account units                               (62,025)      (990,762)    (2,873,938)      (340,655)
Mortality and expense charge redeemed                               50,034         58,475         42,346        106,853
Funding of subaccount by Fortis Benefits Insurance
 Company                                                           710,000      3,550,000      3,550,000              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                  (4,544)       (23,643)       (14,555)             -
                                                              ----------------------------------------------------------
Increase (decrease) from capital transactions                   11,742,914     16,991,887     13,247,437      4,398,303

Net assets at beginning of period                                        -              -              -      4,757,525
                                                              ----------------------------------------------------------
Net assets at end of period                                    $12,648,523    $18,536,048    $14,688,036    $10,495,280
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1996




                                                             NORWEST SELECT      NORWEST SELECT    NORWEST SELECT       SCUDDER
                                                              INTERMEDIATE       SMALL COMPANY     INCOME EQUITY     INTERNATIONAL
                                                                BOND FUND          STOCK FUND           FUND*          PORTFOLIO
                                                           -----------------------------------------------------------------------
OPERATIONS
Dividend income                                                 $  266,665        $  512,352         $  73,375         $  47,233
Mortality and expense and policy advance charges
 (NOTE 4)                                                          (59,335)          (36,673)          (42,286)          (37,291)
Net realized gain (loss) on investments                              2,306             8,076             3,546             7,053
Net unrealized appreciation (depreciation) of
 investments during the period                                    (240,519)          722,953           619,284           312,160
                                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                        (30,883)        1,206,708           653,919           329,155

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               3,468,748         3,069,610         9,076,709         1,328,103
Redemption of Variable Account units                              (700,061)         (128,442)          (97,725)          (80,771)
Mortality and expense charge redeemed                               59,335            36,673            42,286            37,291
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -         1,038,350                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -                 -
                                                            -----------------------------------------------------------------------
Increase (decrease) from capital transactions                    2,828,022         4,016,191         9,021,270         1,284,623

Net assets at beginning of period                                3,068,061           872,082                 -         1,811,453
                                                            -----------------------------------------------------------------------
Net assets at end of period                                     $5,865,200        $6,094,981        $9,675,189        $3,425,231
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------


                                                                ALLIANCE          ALLIANCE          ALLIANCE
                                                              MONEY MARKET     INTERNATIONAL    PREMIER GROWTH
                                                               PORTFOLIO**       PORTFOLIO**       PORTFOLIO**
                                                              --------------------------------------------------
OPERATIONS
Dividend income                                                 $  102,380          $  1,304         $  24,242
Mortality and expense and policy advance charges
 (NOTE 4)                                                          (10,300)             (544)             (671)
Net realized gain (loss) on investments                                  -             1,004            28,494
Net unrealized appreciation (depreciation) of
 investments during the period                                           -             5,046             6,502
                                                              --------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                         92,080             6,810            58,567

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              29,009,905         3,914,735         1,256,492
Redemption of Variable Account units                           (23,518,476)       (3,624,065)       (1,084,040)
Mortality and expense charge redeemed                               10,300               544               671
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -
                                                              --------------------------------------------------
Increase (decrease) from capital transactions                    5,501,729           291,214           173,123

Net assets at beginning of period                                        -                 -                 -
Net assets at end of period                                   $  5,593,809        $  298,024        $  231,690
                                                              --------------------------------------------------
                                                              --------------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1996




                                                                 SAFECO         SAFECO         FEDERATED      FEDERATED
                                                                 GROWTH         EQUITY       HIGH INCOME       UTILITY
                                                              PORTFOLIO***   PORTFOLIO***         FUND**        FUND**
                                                              -----------------------------------------------------------
OPERATIONS
Dividend income                                                  $  14,945      $  17,950      $  20,894       $  2,018
Mortality and expense and policy advance charges
 (NOTE 4)                                                              (48)           (26)        (1,205)          (203)
Net realized gain (loss) on investments                             (6,108)             -          6,428         11,122
Net unrealized appreciation (depreciation) of
 investments during the period                                     (10,564)       (19,651)        18,570          3,058
                                                              -----------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                         (1,775)        (1,727)        44,687         15,995

CAPITAL TRANSACTIONS
Purchase of Variable Account units                                 441,504        198,282      1,538,226      1,026,928
Redemption of Variable Account units                              (250,022)             -       (669,711)      (845,114)
Mortality and expense charge redeemed                                   48             26          1,205            203
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -              -
                                                              -----------------------------------------------------------
Increase (decrease) from capital transactions                      191,530        198,308        869,720        182,017

Net assets at beginning of period                                        -              -              -              -
                                                              -----------------------------------------------------------
Net assets at end of period                                       $189,755       $196,581     $  914,407     $  198,012
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------


                                                                               LEXINGTON       LEXINGTON
                                                               FEDERATED        NATURAL         EMERGING
                                                               AMERICAN        RESOURCES        MARKETS
                                                            LEADERS FUND**   TRUST FUND**        FUND**
                                                            ----------------------------------------------
OPERATIONS
Dividend income                                                $     3,741    $     1,130      $       -
Mortality and expense and policy advance charges
 (NOTE 4)                                                             (869)          (909)          (253)
Net realized gain (loss) on investments                             22,746         33,868           (583)
Net unrealized appreciation (depreciation) of
 investments during the period                                      12,051          6,904            801
                                                            ----------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                         37,669         40,993            (35)

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               1,372,344      2,056,140      1,131,006
Redemption of Variable Account units                              (915,892)    (1,319,287)    (1,065,504)
Mortality and expense charge redeemed                                  869            909            253
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -
                                                            ----------------------------------------------
Increase (decrease) from capital transactions                      457,321        737,762         65,755

Net assets at beginning of period                                        -              -              -
                                                            ----------------------------------------------
Net assets at end of period                                     $  494,990     $  778,755      $  65,720
                                                            ----------------------------------------------
                                                            ----------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1996




                                                                                                             MONTGOMERY
                                                              MFS EMERGING      MFS HIGH       MFS WORLD      EMERGING
                                                                 GROWTH          INCOME       GOVERNMENT       MARKETS
                                                                 SERIES**        SERIES**       SERIES**        FUND**
                                                              -----------------------------------------------------------
OPERATIONS
Dividend income                                                 $    8,097      $  21,440        $     -       $    391
Mortality and expense and policy advance charges
 (NOTE 4)                                                           (3,876)        (1,019)          (116)          (375)
Net realized gain (loss) on investments                            148,625         12,701          2,897           (499)
Net unrealized appreciation (depreciation) of
 investments during the period                                     (29,630)           116            283          1,434
                                                              -----------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                        123,216         33,238          3,064            951

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              21,176,704        672,340        262,500        801,303
Redemption of Variable Account units                           (19,266,570)      (311,613)      (223,157)      (612,060)
Mortality and expense charge redeemed                                3,876          1,019            116            375
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -              -
                                                              -----------------------------------------------------------
Increase (decrease) from capital transactions                    1,914,010        361,746         39,459        189,618

Net assets at beginning of period                                        -              -              -              -
                                                              -----------------------------------------------------------
Net assets at end of period                                     $2,037,226       $394,984      $  42,523       $190,569
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------


                                                                                                STRONG
                                                                MONTGOMERY       STRONG       GOVERNMENT
                                                                  GROWTH       DISCOVERY      SECURITIES
                                                                   FUND**       FUND II**      FUND II**
                                                               --------------------------------------------
OPERATIONS
Dividend income                                                $    41,303       $  6,715       $  1,630
Mortality and expense and policy advance charges
 (NOTE 4)                                                           (1,779)          (544)          (671)
Net realized gain (loss) on investments                             42,751         (5,280)         2,051
Net unrealized appreciation (depreciation) of
 investments during the period                                     (19,045)         2,186           (276)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                         63,230          3,077          2,734

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               2,961,408        321,349        743,861
Redemption of Variable Account units                            (2,132,070)      (233,384)      (677,965)
Mortality and expense charge redeemed                                1,779            544            671
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -
                                                               --------------------------------------------
Increase (decrease) from capital transactions                      831,117         88,509         66,567

Net assets at beginning of period                                        -              -              -
                                                               --------------------------------------------
Net assets at end of period                                     $  894,347      $  91,586      $  69,301
                                                               --------------------------------------------
                                                               --------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1996




                                                                  STRONG          STRONG                TCI               TCI
                                                                 ADVANTAGE     INTERNATIONAL          BALANCED           GROWTH
                                                                 FUND II**        FUND II**             FUND**            FUND**
                                                                 -----------------------------------------------------------------
OPERATIONS
Dividend income                                                   $  5,379          $  1,058            $  140            $  113
Mortality and expense and policy advance charges
 (NOTE 4)                                                              (48)              (26)           (1,205)             (203)
Net realized gain (loss) on investments                              1,416            15,704             2,990            (5,589)
Net unrealized appreciation (depreciation) of
 investments during the period                                      (1,352)            2,576               959              (886)
                                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                          5,395            19,312             2,884            (6,565)

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               1,277,539         4,776,591           651,649         1,563,734
Redemption of Variable Account units                              (981,809)       (4,437,583)         (542,655)       (1,487,452)
Mortality and expense charge redeemed                                   48                26             1,205               203
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -                 -
                                                                 -----------------------------------------------------------------
Increase (decrease) from capital transactions                      295,778           339,034           110,199            76,485

Net assets at beginning of period                                        -                 -                 -                 -
                                                                 -----------------------------------------------------------------
Net assets at end of period                                     $  301,173        $  358,346          $113,083         $  69,920
                                                                 -----------------------------------------------------------------
                                                                 -----------------------------------------------------------------



                                                                 VAN ECK        VAN ECK             COMBINED
                                                                WORLDWIDE    GOLD & NATURAL         VARIABLE
                                                               BOND FUND**  RESOURCES FUND**        ACCOUNT
                                                               -------------------------------------------------
OPERATIONS
Dividend income                                                     $  468          $  3,629     $  53,462,399
Mortality and expense and policy advance charges
 (NOTE 4)                                                             (869)           (1,505)      (21,613,710)
Net realized gain (loss) on investments                               (109)           (3,564)       15,488,353
Net unrealized appreciation (depreciation) of
 investments during the period                                         398            18,031       128,100,118
                                                               -------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                           (112)           16,591       175,437,160

CAPITAL TRANSACTIONS
Purchase of Variable Account units                                  63,735         2,385,593       499,209,661
Redemption of Variable Account units                               (27,792)       (1,932,084)     (227,006,165)
Mortality and expense charge redeemed                                  869             1,505        21,613,710
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -        19,749,480
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -          (505,633)
                                                               -------------------------------------------------
Increase (decrease) from capital transactions                       36,812           455,014       313,061,053

Net assets at beginning of period                                        -                 -     1,380,981,166
                                                               -------------------------------------------------
Net assets at end of period                                        $36,700        $  471,605    $1,869,479,379
                                                               -------------------------------------------------
                                                               -------------------------------------------------




  * For the period from May 1, 1996 to December 31, 1996.
 ** For the period from February 1, 1996 to December 31, 1996.
*** For the period from December 1, 1996 to December 31, 1996.

SEE ACCOMPANYING NOTES.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                          Statement of Changes in Net Assets


                             Year ended December 31, 1995




                                                                              FORTIS U.S.                      FORTIS
                                                                  FORTIS       GOVERNMENT       FORTIS         ASSET
                                                              GROWTH STOCK     SECURITIES   MONEY MARKET     ALLOCATION
                                                                  SERIES         SERIES         SERIES         SERIES
                                                              -----------------------------------------------------------
OPERATIONS
Dividend income                                               $  1,840,330    $     8,296   $  1,390,716  $  12,053,233
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (4,926,616)    (2,226,178)      (485,370)    (3,776,116)
Net realized gain (loss) on investments                          2,244,343     (2,199,244)       624,600        657,519
Net unrealized appreciation (depreciation) of
 investments during the period                                  81,868,441     30,648,947         29,966     41,467,924
                                                              -----------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                81,026,498     26,231,821      1,559,912     50,402,560

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              38,293,107      8,352,984     32,372,114     26,712,802
Redemption of Variable Account units                           (13,094,690)   (28,554,947)   (37,771,314)    (7,551,884)
Mortality and expense charge redeemed                            4,926,616      2,226,178        485,370      3,776,116
Funding of subaccount by Fortis Benefits
 Insurance Company                                                       -              -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -              -
                                                              -----------------------------------------------------------
Increase (decrease) from capital transactions                   30,125,033    (17,975,785)    (4,913,830)    22,937,034

Net assets at beginning of period                              305,894,055    165,496,514     40,601,449    244,096,399
                                                              -----------------------------------------------------------
Net assets at end of period                                   $417,045,586   $173,752,550    $37,247,531   $317,435,993
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------



                                                                 FORTIS         FORTIS         FORTIS        FORTIS
                                                              DIVERSIFIED   GLOBAL GROWTH    AGGRESSIVE      GROWTH &
                                                             INCOME SERIES      SERIES     GROWTH SERIES  INCOME SERIES
                                                             -------------------------------------------------------------
OPERATIONS
Dividend income                                                $     4,826    $   889,918     $  131,332     $  909,272
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (1,319,921)    (1,926,551)      (304,716)      (437,914)
Net realized gain (loss) on investments                           (722,251)       489,178        534,513         35,576
Net unrealized appreciation (depreciation) of
 investments during the period                                  16,334,785     35,553,129      4,721,034      7,722,201
                                                             -------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                14,297,439     35,005,674      5,082,163      8,229,135

CAPITAL TRANSACTIONS
Purchase of Variable Account units                               5,015,452     18,528,694     24,973,529     31,466,100
Redemption of Variable Account units                           (11,835,588)    (8,118,814)    (3,729,001)      (816,805)
Mortality and expense charge redeemed                            1,319,921      1,926,551        304,716        437,914
Funding of subaccount by Fortis Benefits
 Insurance Company                                                       -              -              -              -
Redemption of Fortis Benefits Insurance
 Company investment in subaccount                                        -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -              -              -              -
                                                             -------------------------------------------------------------
Increase (decrease) from capital transactions                   (5,500,215)    12,336,431     21,549,244     31,087,209

Net assets at beginning of period                               95,104,238    123,313,276     11,236,577     15,018,997
                                                             -------------------------------------------------------------
Net assets at end of period                                   $103,901,462   $170,655,381    $37,867,984    $54,335,341
                                                             -------------------------------------------------------------
                                                             -------------------------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1995





                                                                           FORTIS                                       NORWEST
                                                             FORTIS     GLOBAL ASSET       FORTIS        FORTIS          SELECT
                                                           HIGH YIELD    ALLOCATION     GLOBAL BOND  INTERNATIONAL     VALUGROWTH
                                                             SERIES        SERIES          SERIES     STOCK SERIES        FUND
                                                         --------------------------------------------------------------------------
OPERATIONS
Dividend income                                          $  2,182,916     $  345,923     $  336,887     $  180,007      $  50,547
Mortality and expense and policy advance charges
 (NOTE 4)                                                    (251,064)       (77,959)       (49,301)       (74,571)       (39,979)
Net realized gain (loss) on investments                        47,908        (27,354)        52,221          1,557         12,413
Net unrealized appreciation (depreciation) of
 investments during the period                               (221,078)       351,983        (14,301)       646,603        510,859
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                            1,758,682        592,593        325,506        753,596        533,840

CAPITAL TRANSACTIONS
Purchase of Variable Account units                         14,183,765     12,556,722      8,567,265     12,412,684      3,059,819
Redemption of Variable Account units                       (2,740,528)      (230,615)    (2,223,052)      (146,385)      (225,312)
Mortality and expense charge redeemed                         251,064         77,959         49,301         74,571         39,979
Funding of subaccount by Fortis Benefits
 Insurance Company                                                  -              -              -              -              -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                           -              -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                  -              -              -              -              -
                                                         --------------------------------------------------------------------------
Increase (decrease) from capital transactions              11,694,301     12,404,066      6,393,514     12,340,870      2,874,486

Net assets at beginning of period                          11,967,089              -              -              -      1,349,199
                                                         --------------------------------------------------------------------------
Net assets at end of period                               $25,420,072    $12,996,659     $6,719,020    $13,094,466     $4,757,525
                                                         --------------------------------------------------------------------------
                                                         --------------------------------------------------------------------------



                                                            NORWEST        NORWEST
                                                            SELECT      SELECT SMALL     SCUDDER        COMBINED
                                                         INTERMEDIATE      COMPANY    INTERNATIONAL     VARIABLE
                                                           BOND FUND      STOCK FUND    PORTFOLIO        ACCOUNT
                                                         -----------------------------------------------------------
OPERATIONS
Dividend income                                            $  172,247      $  28,697       $  5,274  $  20,530,421
Mortality and expense and policy advance charges
 (NOTE 4)                                                     (27,041)        (2,828)       (19,707)   (15,945,832)
Net realized gain (loss) on investments                        24,440           (329)        (4,479)     1,770,611
Net unrealized appreciation (depreciation) of
 investments during the period                                 98,386        (12,343)       150,241    219,856,777
                                                         -----------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              268,032         13,197        131,329    226,211,977

CAPITAL TRANSACTIONS
Purchase of Variable Account units                          2,608,516        859,696      1,113,419    241,076,668
Redemption of Variable Account units                         (521,303)        (3,639)      (431,126)  (117,995,003)
Mortality and expense charge redeemed                          27,041          2,828         19,707     15,945,832
Funding of subaccount by Fortis Benefits
 Insurance Company                                                  -              -              -              -
Redemption of Fortis Benefits Insurance
 Company investment in subaccount                                   -              -              -              -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                  -              -              -              -
                                                         -----------------------------------------------------------
Increase (decrease) from capital transactions               2,114,254        858,885        702,000    139,027,497

Net assets at beginning of period                             685,775              -        978,124  1,015,741,692
                                                         -----------------------------------------------------------
Net assets at end of period                                $3,068,061       $872,082     $1,811,453 $1,380,981,166
                                                         -----------------------------------------------------------
                                                         -----------------------------------------------------------





SEE ACCOMPANYING NOTES.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                         Statement of Changes in Net Assets

                             Year ended December 31, 1994




                                                                                 FORTIS U.S.
                                                                  FORTIS          GOVERNMENT          FORTIS        FORTIS ASSET
                                                              GROWTH STOCK        SECURITIES      MONEY MARKET       ALLOCATION
                                                                  SERIES            SERIES            SERIES           SERIES
                                                              --------------------------------------------------------------------
OPERATIONS
Dividend income                                               $  2,224,886     $  13,644,959        $        -      $  9,186,739
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (3,753,659)       (2,648,040)         (491,242)       (3,050,115)
Net realized gain (loss) on investments                          1,017,245        (3,898,323)          194,135           283,379
Net unrealized appreciation (depreciation) of
 investments during the period                                 (10,439,005)      (24,335,220)        1,255,055        (9,690,299)
                                                              --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    (10,950,533)      (17,236,624)          957,948        (3,270,296)

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              72,313,277        12,541,099        52,469,852        58,509,925
Redemption of Variable Account units                           (13,597,387)      (60,391,902)      (40,583,910)       (6,821,686)
Mortality and expense charge redeemed                            3,753,659         2,648,040           491,242         3,050,115
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -                 -
                                                              --------------------------------------------------------------------
Increase (decrease) from capital transactions                   62,469,549       (45,202,763)       12,377,184        54,738,354

Net assets at beginning of period                              254,375,039       227,935,901        27,266,317       192,628,341
                                                              --------------------------------------------------------------------
Net assets at end of period                                   $305,894,055      $165,496,514       $40,601,449      $244,096,399
                                                              --------------------------------------------------------------------
                                                              --------------------------------------------------------------------


                                                                 FORTIS            FORTIS            FORTIS
                                                              DIVERSIFIED      GLOBAL GROWTH       AGGRESSIVE
                                                             INCOME SERIES         SERIES        GROWTH SERIES
                                                             ---------------------------------------------------
OPERATIONS
Dividend income                                               $  7,607,329        $  829,695         $  45,402
Mortality and expense and policy advance charges
 (NOTE 4)                                                       (1,344,477)       (1,383,450)          (48,160)
Net realized gain (loss) on investments                           (767,738)           37,068           (14,814)
Net unrealized appreciation (depreciation) of
 investments during the year                                   (12,476,808)       (3,836,491)          354,186
                                                             ---------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     (6,981,694)       (4,353,178)          336,614

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              24,210,219        63,570,141        11,827,795
Redemption of Variable Account units                           (14,240,935)       (2,600,492)         (975,992)
Mortality and expense charge redeemed                            1,344,477         1,383,450            48,160
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -
                                                             ---------------------------------------------------
Increase (decrease) from capital transaction                    11,313,761        62,353,099        10,899,963

Net assets at beginning of period                               90,772,171        65,313,355                 -
                                                             ---------------------------------------------------
Net assets at end of period                                    $95,104,238      $123,313,276       $11,236,577
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------


                          Fortis Benefits Insurance Company
                                  Variable Account D

                    Statement of Changes in Net Assets (continued)

                             Year ended December 31, 1994




                                                                 FORTIS             FORTIS      NORWEST SELECT
                                                           GROWTH & INCOME        HIGH YIELD       VALUGROWTH
                                                                 SERIES             SERIES            FUND
                                                           -----------------------------------------------------
OPERATIONS
Dividend income                                                 $  154,775        $  546,340              $  -
Mortality and expense and policy advance charges
 (NOTE 4)                                                          (66,282)          (67,340)           (4,796)
Net realized gain (loss) on investments                             (5,003)           (2,813)              499
Net change in unrealized appreciation (depreciation)
 of investments during the period                                 (139,658)         (596,104)          (24,752)
                                                           -----------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                        (56,168)         (119,917)          (29,049)

CAPITAL TRANSACTIONS
Purchase of Variable Account units                              15,221,338        13,770,714         1,395,749
Redemption of Variable Account units                              (212,455)       (1,751,048)          (22,297)
Mortality and expense charge redeemed                               66,282            67,340             4,796
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -
                                                           -----------------------------------------------------
Increase (decrease) from capital transactions                   15,075,165        12,087,006         1,378,248

Net assets at beginning of period                                        -                 -                 -
                                                           -----------------------------------------------------
Net assets at end of period                                    $15,018,997       $11,967,089        $1,349,199
                                                           -----------------------------------------------------
                                                           -----------------------------------------------------



                                                            NORWEST SELECT        SCUDDER           COMBINED
                                                             INTERMEDIATE      INTERNATIONAL        VARIABLE
                                                               BOND FUND         PORTFOLIO           ACCOUNT
                                                            ----------------------------------------------------
OPERATIONS
Dividend income                                                       $  -              $  -     $  34,240,125
Mortality and expense and policy advance charges
 (NOTE 4)                                                           (2,966)           (3,751)      (12,864,278)
Net realized gain (loss) on investments                               (113)           (2,393)       (3,158,871)
Net change in unrealized appreciation (depreciation)
 of investments during the period                                       51           (36,913)      (59,965,958)
                                                            ----------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                         (3,028)          (43,057)      (41,748,982)

CAPITAL TRANSACTIONS
Purchase of Variable Account units                                 698,986         1,033,608       327,562,703
Redemption of Variable Account units                               (13,149)          (16,178)     (141,227,431)
Mortality and expense charge redeemed                                2,966             3,751        12,864,278
Funding of subaccount by Fortis Benefits Insurance
 Company                                                                 -                 -                 -
Redemption of Fortis Benefits Insurance Company
 investment in subaccount                                                -                 -                 -
Dividend income distribution to Fortis Benefits
 Insurance Company                                                       -                 -                 -
                                                            ----------------------------------------------------
Increase (decrease) from capital transactions                      688,803         1,021,181       199,199,550

Net assets at beginning of period                                        -                 -       858,291,124
                                                            ----------------------------------------------------
Net assets at end of period                                       $685,775        $  978,124    $1,015,741,692
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------




SEE ACCOMPANYING NOTES.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                            Notes to Financial Statements

                                  December 31, 1996


1. GENERAL

FORTIS BENEFITS INSURANCE COMPANY

Variable Account D (the Account) was established as a segregated asset account of Fortis Benefits Insurance Company (Fortis Benefits) on October 14, 1987 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust.

Fortis Benefits was founded in 1910. At December 31, 1996, Fortis Benefits had approximately $91 billion of total life insurance in force. Fortis Benefits is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by N.V. AMEV and 50% by Compagnie Financiere et de Reassurance du Group AG ("Group AG"). Fortis, Inc. manages the United States operations for these two companies.

N.V. AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Group AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. N.V. AMEV and Group AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, and financial services, and real estate development in the Netherlands, Belgium, The United States, Western Europe, and the Pacific Rim. The Fortis group of companies had over $175 billion in assets at the end of 1996.

Fortis Advisers, Inc. (a wholly-owned subsidiary of Fortis, Inc.) provides investment management services to the Fortis Series Fund, Inc. portfolios in exchange for investment advisory and management fees. Investment advisory and management fees are based on each portfolio's daily net assets and decrease in reduced percentages as average daily net assets increase. The fees represent an investment expense to Fortis Series Fund, Inc. which reduces the portfolios' net assets. The fees charged by Fortis Advisers, Inc. are not available on an individual variable account basis. Fees for all Fortis Series Fund, Inc. portfolios to which Fortis Advisers, Inc. provided investment management services amounted to $11,076,174, $7,819,224, and $5,839,044 in 1996, 1995 and
1994 respectively.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


1. GENERAL (CONTINUED)

There are forty three subaccounts within the Account. The investment objectives and policies of each of the Account's subaccounts are as follows.

FORTIS SERIES FUNDS, INC.

- GROWTH STOCK PORTFOLIO SUBACCOUNT--seeks growth of capital through short-term and long-term appreciation.

- U.S. GOVERNMENT SECURITIES PORTFOLIO SUBACCOUNT--seeks to earn a high level of current income consistent with prudent investment risk.

- MONEY MARKET PORTFOLIO SUBACCOUNT--seeks high level of capital stability and liquidity and, to the extent consistent with these objectives, a high level of current income.

- ASSET ALLOCATION PORTFOLIO SUBACCOUNT--seeks favorable overall rates of return on capital, primarily through increased ownership of equity securities during periods when stock market conditions appear favorable, and short-term and long-term debt instruments during periods when stock market conditions are less favorable.

- DIVERSIFIED INCOME PORTFOLIO SUBACCOUNT--seeks high level of current income by investing primarily in a diversified portfolio of government securities and investment grade corporate bonds.

- GLOBAL GROWTH PORTFOLIO SUBACCOUNT--seeks growth of capital through long-term capital appreciation, through ownership of equity securities, allocated among diverse international markets.

- AGGRESSIVE GROWTH PORTFOLIO SUBACCOUNT--seeks long-term capital appreciation in equity securities.

- GROWTH AND INCOME PORTFOLIO SUBACCOUNT--seeks growth of capital and current income, through ownership of equity securities that provide an income component and the potential for growth.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)



1. GENERAL (CONTINUED)

- HIGH YIELD PORTFOLIO SUBACCOUNT--seeks maximum total return through current income and capital appreciation, through ownership of a diversified portfolio of high-yielding fixed-income securities.

- GLOBAL ASSET ALLOCATION SUBACCOUNT-- seeks favorable overall rates of return on capital, primarily through increased ownership of foreign & domestic equity securities during periods when stock market conditions appear favorable, and short-term and long-term foreign & domestic debt instruments during periods when stock market conditions are less favorable.

- GLOBAL BOND SUBACCOUNT--seeks total return from current income and capital appreciation, by investing in a global portfolio of high quality fixed income securities.

- INTERNATIONAL STOCK SUBACCOUNT--seeks capital appreciation by investing primarily in equity securities of non-United States companies.

- VALUE SUBACCOUNT--seeks growth of capital through short and long-term capital appreciation. Investing in equity securities based on the "Value" philosophy.

- S & P 500 INDEX SUBACCOUNT--seeks growth of capital by replicating the total return of the Standard & Poor's 500 Composite Stock Price Index.

- BLUE CHIP STOCK SUBACCOUNT--seeks capital appreciation by investing primarily in large and medium-sized blue chip companies.

NORWEST SELECT FUNDS

- VALUGROWTH STOCK FUND--seeks growth of capital by investing principally in medium and large capitalization companies that possess above-average growth characteristics and attractive valuations.

- INTERMEDIATE BOND FUND--seeks income through investing primarily in a diversified portfolio of government and corporate bonds in an evenly balanced maturity structure.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


1. GENERAL (CONTINUED)

- SMALL COMPANY STOCK FUND--seeks growth of capital by investing primarily in the common stock of small and medium size domestic companies, in the early stage of development or may produce goods and services which have a favorable prospect for growth.

- INCOME EQUITY FUND--seeks income by investing primarily in the common stock of large domestic companies that are perceived to have above-average return potential based on current market valuations.

SCUDDER VARIABLE LIFE INVESTMENT

- INTERNATIONAL PORTFOLIO--seeks long-term growth of capital primarily through diversified holdings of marketable foreign securities.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

- MONEY MARKET PORTFOLIO--seeks income by investing in money market securities, with less than one year until maturity, and meets the objective of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

- INTERNATIONAL PORTFOLIO--seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established foreign companies.

- PREMIER GROWTH PORTFOLIO--seeks growth of capital by pursuing aggressive investment policies. Investments will be based upon their potential for capital appreciation.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


1. GENERAL (CONTINUED)

SAFECO RESOURCE SERIES TRUST

- EQUITY PORTFOLIO--seeks long-term growth of capital and reasonable income by investing principally in common stocks.

- GROWTH PORTFOLIO--seeks growth of capital and the increased income that ordinarily follows from such growth.

FEDERATED INSURANCE SERIES

- HIGH INCOME FUND II--seek high current income, by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

- UTILITY FUND II--seeks high current income and moderate capital appreciation, by investing primarily in a professionally managed diversified portfolio of equity and debt securities of utility companies.

- AMERICAN LEADERS FUND II--seeks long-term capital growth, by investing the majority of its assets in common stock of "blue chip" companies.

LEXINGTON FUNDS DISTRIBUTOR, INC.

- NATURAL RESOURCES TRUST--seek long-term growth of capital through investments primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

- EMERGING MARKETS FUND--seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


1. GENERAL (CONTINUED)

MFS VARIABLE INSURANCE TRUST

- MFS EMERGING GROWTH SERIES--seeks long-term growth of capital through investment in common stock of companies that are early in their life cycle, with potential to become major enterprises.

- MFS HIGH INCOME SERIES--seeks high current income through investing, primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

- MFS WORLD GOVERNMENTS SERIES--seeks growth of capital, with moderate current income through investment in a internationally diversified portfolio consisting primarily of debt securities and lesser extent equity securities

MONTGOMERY VARIABLE SERIES

- EMERGING MARKETS FUND--seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

- GROWTH FUND--seeks capital appreciation by investing at least 65% of its assets in the equity securities of domestic companies.

STRONG VARIABLE INSURANCE FUNDS, INC.

- DISCOVERY FUND II--Seeks capital growth by investing in securities that are believed to represent growth opportunities.

- GOVERNMENT SECURITIES FUND II--seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

- ADVANTAGE FUND II--seeks current income with a very low degree of share-price fluctuation, by investing primarily in ultra short-term investment-grade debt obligations.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


1. GENERAL (CONTINUED)

- INTERNATIONAL FUND II--seeks capital growth by investing primarily in equity securities of issuers located outside of the United States.

TCI PORTFOLIOS, INC.

- TCI BALANCED--seeks capital growth and current income by investing in a combination of common stocks (and other equity equivalents) and fixed income securities.

- TCI GROWTH--seeks capital growth by investing in common stocks that have a better than average potential for appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST

- WORLDWIDE BOND FUND--seeks high return through a flexible policy of investing globally, primarily in debt securities.

- GOLD AND NATURAL RESOURCES FUND--seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The assets of the Account are segregated from Fortis Benefits Insurance Company's other assets. The operations of the Account are part of Fortis Benefits Insurance Company. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

INVESTMENT VALUATION

Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of business on December 31, 1996 as reported by the Fund.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment Transactions are accounted for on the trade date. Realized gains and losses on investments are determined in the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

INVESTMENT INCOME

Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.


3. INVESTMENTS

Investment in shares of the Fortis Series Funds Inc., Norwest Select Fund, Scudder Variable Life Investment Fund, Alliance Variable Products Series Fund, Inc., SAFECO Resource Series Trust, Federated Insurance Series, Lexington Funds Distributor, Inc., MFS Variable Insurance Trust, Montgomery Variable Series, Strong Variable Insurance Funds, Inc., TCI Portfolios, Inc., and Van Eck Worldwide Insurance Trust (the Funds) are stated at market value, which is based on the percentage owned by the Account of the net asset value of the respective portfolios of the Funds. The Funds' net asset value is based on market quotations of the securities held in the portfolio. The cost of investments sold and redeemed is determined on the average cost method. Unrealized appreciation or depreciation of investments represents the Account's share of the mutual fund's undistributed net investment income, undistributed realized gains or losses and unrealized appreciation or depreciation in the Funds' investments.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

Purchases and sales of shares of the Fund are recorded on the trade date. The number of shares and aggregate cost of purchases and proceeds from sales of shares were as follows:




                                                 SHARES
                                       --------------------------     COST OF        PROCEEDS
                                        PURCHASED        SOLD        PURCHASES      FROM SALES
                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 1996
Fortis Series Fund, Inc.,
  Growth Stock Series                   1,316,877        636,480    $40,354,935    $13,497,297
  U.S. Government Securities Series       911,132      3,066,517      9,792,095     33,224,639
  Money Market Series                   4,890,211      3,484,284     53,529,569     37,298,093
  Asset Allocation Series               2,119,407      1,656,181     35,139,069     22,612,833
  Diversified Income Series               357,973      1,005,530      4,487,798     12,039,175
  Global Growth Series                  3,180,571        254,987     56,339,715      3,329,367
  Aggressive Growth Series              3,202,119        654,509     45,154,232      7,945,070
  Growth & Income Series                3,719,238        123,779     51,705,892      1,580,938
  High Yield Series                     1,460,586        365,643     14,950,454      3,677,674
  Global Asset Allocation Series        1,548,139         73,695     17,977,062        823,449
  Global Bond Series                    1,282,696        280,803     13,740,427      3,130,682
  International Stock Series            2,397,683        175,126     27,769,550      1,961,927
  Value Series                          1,110,964          3,953     11,759,449         62,431
  S & P 500 Series                      1,695,947         90,342     17,947,817        935,023
  Blue Chip Series                      1,524,910        271,863     16,093,584      2,786,613

Norwest Select Fund,
  ValuGrowth Fund                         348,043         25,400      4,632,105        284,976
  Intermediate Bond Fund                  323,851         64,140      3,468,748        697,755
  Small Company Stock Fund                345,221          9,976      4,107,960        120,366
  Income Equity Fund                      855,795          9,655      9,076,709         94,179

Scudder Variable Life Investment,
  International Portfolio                  98,552          6,404      1,328,103         73,718

Alliance Variable Product Series,
  Money Market Portfolio               29,009,905     23,518,475     29,009,905     23,518,476
  International Portfolio                 267,012        245,510      3,914,735      3,623,061
  Premier Growth Portfolio                 83,324         69,550      1,256,492      1,055,546


                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)




                                                 SHARES
                                       --------------------------      COST OF       PROCEEDS
                                        PURCHASED         SOLD        PURCHASES     FROM SALES
                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 1996
 (CONTINUED)
SAFECO Resource Series,
  Growth Portfolio                         21,412         12,345     $  441,504     $  256,130
  Equity Portfolio                          9,038              -        198,282              -

Federated Insurance Series:
  High Income Fund                        155,252         67,532      1,538,226        663,283
  Utility Fund                             90,748         74,159      1,026,928        833,792
  American Leaders Fund                    95,282         62,716      1,372,344        893,146

Lexington Funds, Inc.:
  Natural Resources Trust                 152,771         98,312      2,056,140      1,285,419
  Emerging Markets Fund                   113,436        106,965      1,131,006      1,066,087

MFS Variable Insurance Trust:
  MFS Emerging Growth Series            1,578,159      1,407,439     21,176,704     19,117,745
  MFS High Income Series                   61,750         27,858        672,340        298,912
  MFS World Government Series              25,429         21,388        262,500        220,260

Montgomery Variable Series:
  Emerging Markets Fund                    76,452         58,302        801,303        612,559
  Growth Fund                             244,447        176,044      2,961,408      2,089,319

Strong Variable Insurance Funds:
  Discovery Fund II                        29,429         21,579        321,349        238,664
  Government Securities Fund II            77,682         70,643        743,861        675,914
  Advantage Fund II                       126,607         97,506      1,277,539        980,393
  International Fund II                   426,271        397,453      4,776,591      4,457,879

TCI Portfolios, Inc.:
  TCI Balanced Fund                        81,790         72,450        651,649        539,665
  TCI Growth Fund                         151,030        144,527      1,563,734      1,481,863

Van Eck Worldwide Ins. Trust:
  Worldwide Bond Fund                       6,334          2,578         63,735         27,683
  Gold & Natural Resources Fund           146,230        118,292      2,385,593      1,928,520


                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)




                                                           SHARES
                                                 --------------------------     COST OF        PROCEEDS
                                                  PURCHASED        SOLD        PURCHASES      FROM SALES
                                                 --------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Fortis Series Fund, Inc.:
  Growth Stock Series                             1,474,490        534,461    $38,219,083    $13,219,252
  U.S. Government Securities Series                 774,095      2,822,335      8,256,814     28,588,389

Money Market Series:                              3,006,701      3,520,068     32,427,432     37,776,714
  Asset Allocation Series                         1,708,881        515,324     26,748,824      7,609,627
  Diversified Income Series                         436,611      1,063,223      5,016,172     11,853,689
  Global Growth Series                            1,232,021        624,923     18,345,602      8,164,182
  Aggressive Growth Series                        2,130,122        300,532     24,945,836      3,730,794
  Growth & Income Series                          2,741,398         71,626     31,425,809        818,308
  High Yield Series                               1,387,101        266,413     14,170,291      2,741,248
  Global Asset Allocation Series                  1,130,399         23,288     12,516,549        230,769
  Global Bond Series                                759,105        193,919      8,564,998      2,223,226
  International Stock Series                      1,159,824         14,425     12,411,656        146,602

Norwest Select Fund:
  ValuGrowth Fund                                   273,933         20,542      3,057,527        225,370
  Intermediate Bond Fund                            242,873         48,103      2,608,128        521,311
  Adjustable U.S. Government Reserve
    Fund                                             75,540            314        859,233          3,639
  Small Company Stock Fund                           38,761         94,688        392,834        968,236

Scudder Variable Life Investment:
  International Portfolio                           101,034         39,728      1,113,265        431,133

YEAR ENDED DECEMBER 31, 1994
Fortis Series Fund, Inc.,
  Growth Stock Series                             3,266,440        631,035     72,583,504     13,830,835
  U.S. Government Securities Series               1,186,119      5,847,237     12,608,370     60,458,766
  Money Market Series                             5,458,066      3,903,494     52,479,135     40,593,794
  Asset Allocation Series                         4,191,226        496,813     58,622,192      6,924,469
  Diversified Income Series                       2,065,335      1,262,643     24,259,910     14,270,172
  Global Growth Series                            5,023,325        214,984     63,626,783      2,654,200
  Aggressive Growth Series                        1,246,139        103,726     11,828,451        976,762
  Growth & Income Series                          1,497,281         21,061     15,217,894        213,057
  High Yield Series                               1,381,673        175,340     13,771,173      1,751,362
Norwest Select Fund:
  ValuGrowth Stock Fund                             139,803          2,270      1,396,722         22,296
  Intermediate Bond Fund                             70,247          1,326        698,920         13,149
  Adjustable U.S. Government Reserve Fund            78,556         22,627        798,991        231,685
Scudder Variable Life Investment Fund:
  International Portfolio                            93,016          1,517      1,031,994         16,179


                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

The number of shares and cost of shares issued from reinvestment of dividends with the Funds were as follows:


                                                                     COST OF
                                                       SHARES        SHARES
                                                  -----------------------------
YEAR ENDED DECEMBER 31, 1996
Fortis Series Fund, Inc.:
  Growth Stock Series                                  53,172    $  1,755,003
  U.S. Government Securities Series                 1,115,661      11,268,567
  Money Market Series                                 183,457       1,961,696
  Asset Allocation Series                           1,078,332      18,389,804
  Diversified Income Series                           701,215       7,814,749
  Global Growth Series                                 18,721         349,640
  Aggressive Growth Series                              9,589         130,127
  Growth & Income Series                              222,479       3,357,159
  High Yield Series                                   346,560       3,381,726
  Global Asset Allocation Series                       11,755       1,354,041
  Global Bond Series                                   81,830         900,099
  International Stock Series                          109,584       1,318,016
  Value Series                                          5,990          67,900
  S & P 500 Series                                      8,915         102,931
  Blue Chip Stock Series                                4,298          50,146

Norwest Select Fund:
  ValuGrowth Fund                                       5,666          82,203
  Intermediate Bond Fund                               24,747         266,665
  Small Company Stock Fund                             38,370         512,352
  Income Equity Fund                                    6,608          73,375

Scudder Variable Life Investment:
  International Portfolio                               3,949          47,233

Alliance Capital Management:
  Money Market Series                                 102,380         102,380
  International Series                                     88           1,304
  Premier Growth Series                                 1,734          24,242

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

                                                                       COST OF
                                                        SHARES         SHARES
                                                      --------------------------
YEAR ENDED DECEMBER 31, 1996 (CONTINUED)
SAFECO Resource Series:
  Growth Series                                           785       $  14,945
  Equity Series                                           810          17,950

Federated Insurance Series:
  High Income Series                                    2,069          20,894
  Utility Series                                          174           2,018
  American Leaders Series                                 244           3,741

Lexington Funds, Inc.:
  Natural Resources Trust Fund                             82           1,130
  Emerging Markets Fund                                     -               -

Massachusetts Financial Service Group:
  Emerging Growth Series                                  610           8,097
  High Income Series                                    1,972          21,440
  World Government Series                                   -               -

Montgomery Variable Funds:
  Emerging Markets Fund                                    38             391
  Growth Fund                                           3,413          41,303

Strong Variable Annuity Funds:
  Discovery II Fund                                       678           6,715
  Government Securities II Fund                           163           1,630
  Advantage II Fund                                       535           5,379
  International II Fund                                    96           1,058

American Century Investments:
  TCI Balanced Fund                                        20             140
  TCI Growth Fund                                          10             113

Van Eck World Wide Insurance Trust:
  Worldwide Bond Fund                                      44             468
  Gold & Natural Resources Fund                           215           3,629

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)


                                                                      COST OF
                                                        SHARES        SHARES
                                                    ----------------------------
YEAR ENDED DECEMBER 31, 1995
Fortis Series Fund, Inc.:
  Growth Stock Series                                  67,820    $  1,840,330
  U.S. Government Securities Series                       834           8,296
  Money Market Series                                 134,020       1,390,716
  Asset Allocation Series                             771,842      12,053,233
  Diversified Income Series                               439           4,826
  Global Growth Series                                 57,730         889,918
  Aggressive Growth Series                             10,929         131,332
  Growth & Income Series                               75,502         909,272
  High Yield Series                                   225,440       2,182,916
  Global Asset Allocation Series                       30,572         345,923
  Global Bond Series                                   30,119         336,887
  International Stock Series                           16,292         180,007

Norwest Select Fund:
  ValuGrowth Stock Fund                                 4,219          50,547
  Intermediate Bond Fund                               15,730         172,247
  Small Company Stock Fund                              2,569          28,697

Scudder Variable Life Investment Fund:
  International Portfolio                                 448           5,274

YEAR ENDED DECEMBER 31, 1994
Fortis Series Fund, Inc.:
  Growth Stock Series                                 101,668    $  2,224,886
  U.S. Government Securities Series                 1,448,879      13,644,959
  Money Market Series                                       -               -
  Asset Allocation Series                             679,533       9,186,739
  Diversified Income Series                           731,228       7,607,329
  Global Growth Series                                 68,077         829,695
  Aggressive Growth Series                              4,680          45,402
  Growth & Income Series                               15,373         154,775
  High Yield Series                                    57,965         546,340

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

                                                                     COST OF
                                                        SHARES       SHARES
                                                   -----------------------------
YEAR ENDED DECEMBER 31, 1994 (CONTINUED)
Norwest Select Fund:
  ValuGrowth Stock Fund                                     -     $         -
  Intermediate Bond Fund                                    -               -
  Adjustable U.S. Government Reserve Fund                   -               -

Scudder Variable Life Investment Fund:
  International Portfolio                                   -               -

Fortis Benefits' investment in the subaccounts represented the following number of shares of the Funds held and aggregate cost of amounts invested at December 31, 1996:

                                                                      COST OF
                                                        SHARES        SHARES
                                                    ----------------------------

Fortis Series Fund, Inc.:
  Global Asset Allocation Series                      294,457     $ 2,980,543
  Global Bond Series                                  505,627       5,110,208
  International Stock Series                          293,568       2,958,854
  Value Series                                         71,006         710,588
  S & P 500 Series                                    355,022       3,553,364
  Blue Chip Stock Series                              355,013       3,552,202

Norwest Select Fund:
  ValuGrowth Fund                                     112,914       1,166,340

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


4. ORGANIZATIONAL EXPENSES AND OTHER CHARGES

ORGANIZATION EXPENSES

Fortis Benefits assumed all organizational expenses of the Account.

PREMIUM TAXES

Where premium taxes or similar assessments are imposed by states or other jurisdiction upon receipt of purchase payments, Fortis Benefits pays such taxes on behalf of the Contract Owner and then will deduct a charge for these amounts from the Contract Value upon surrender, death of the Annuitant or Contract Owner, or Annuitization of the Contract. In jurisdiction where premium taxes or similar assessments are imposed at the time annuity payments begin, Fortis Benefits will deduct a charge on a pro rata basis from the Contract Value at that time.

POLICY ADMINISTRATION CHARGE

A $35 annual policy administrative charge is deducted each contract year from value of each Opportunity Variable and Masters Variable Annuity Contract or $30 for each Norwest Passage Variable and Value Advantage Plus Variable Annuity contract on each anniversary of the contract date and upon total surrender of the contract. This charge will be waived during the Accumulation Period if the Contract Value at the end of the Contract Year (or upon total surrender) is $25,000 or more, for the Opportunity Variable, Masters Variable and Norwest Passage Variable Annuity Contracts.

MORTALITY AND EXPENSE RISK CHARGE

Fortis Benefits assesses each subaccount of the Opportunity Variable, Masters Variable and Norwest Passage Variable Annuity a daily charge for mortality and expense risk at an annual rate of 1.25% of the net assets representing equity of contract owners held in each subaccount. For the Value Advantage Plus Variable Annuity the mortality and expense risk charge is assessed at an annual rate of
 .45%.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


4. ORGANIZATIONAL EXPENSES AND OTHER CHARGES (CONTINUED)

ADMINISTRATIVE CHARGE

Fortis Benefits assesses each subaccount of the Opportunity Variable and Masters Variable Annuity a daily charge for administrative expense at annual rate of
 .10% of the net assets representing equity of contract owners held in each subaccount. For the Norwest Passage Variable Annuity the mortality and expense risk charge is assessed at an annual rate of .15%.

SURRENDER CHARGE

FREE SURRENDERS--The following amounts can be withdrawn from the Contract without a surrender charge:

    - Any purchase payments received by us more than five years prior to the surrender date for Opportunity Variable Annuity and Norwest Passage Variable Annuity and seven years for Masters Variable Annuity and have not been previously surrendered.

    - In any Contract year, up to 10% of the purchase payments received by us less than five years prior to the surrender date for Opportunity Variable Annuity and Norwest Passage Variable Annuity and seven years prior to the surrender date for Masters Variable Annuity.

    - For Norwest Passage Variable Annuity and Masters Variable Annuity any earnings that have not been previously surrendered.

    - For Value Advantage Plus Variable Annuity there is no Surrender charge.

AMOUNT OF SURRENDER CHARGE--Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders.
The surrender charge is based on a percentage of the amount of purchase payments surrendered and is set at 5% during each of the first five years of the Opportunity Variable Annuity and Norwest Passage Variable Annuity contracts, after which no surrender charge applies, and is set at 7% during the first seven years of the Masters Variable Annuity contracts, with a sliding scale down to zero by the end of the seventh year. Surrender charges collected by Fortis Benefits were $2,727,170, $2,205,945 and $1,988,863 in 1996, 1995 and
1994, respectively.

                          Fortis Benefits Insurance Company
                                  Variable Account D

                      Notes to Financial Statements (continued)


5. FEDERAL INCOME TAXES

The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Fortis Benefits Insurance Company

We have audited the accompanying balance sheets of Fortis Benefits Insurance Company, an indirect wholly-owned subsidiary of Fortis AMEV and Fortis AG, as of December 31, 1996 and 1995, and the related statements of income, changes in shareholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP
Minneapolis, MN
February 12, 1997

BALANCE SHEETS
FORTIS BENEFITS INSURANCE COMPANY
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                             DECEMBER 31
                                                                                         --------------------
                                                                                           1996       1995
                                                                                         ---------  ---------
ASSETS
Investments (NOTE 3):
  Fixed maturities, at fair value (amortized cost 1996--$2,078,438;
   1995--$1,951,204)...................................................................  $2,115,499 $2,075,624
  Equity securities, at fair value (cost 1996--$84,144; 1995--$60,935).................    106,290     78,852
  Mortgage loans on real estate, less allowance for possible losses (1996--$9,697;
   1995--$8,353).......................................................................    582,869    562,697
  Policy loans.........................................................................     60,722     53,863
  Short-term investments...............................................................    182,817    153,499
  Real estate and other investments....................................................     29,628     11,918
                                                                                         ---------  ---------
                                                                                         3,077,825  2,936,453

Cash...................................................................................     20,474          1

Receivables:
  Uncollected premiums.................................................................     71,386     55,992
  Reinsurance recoverable on unpaid and paid losses....................................     12,939     11,812
  Due from affiliates..................................................................         --        388
  Other................................................................................      9,045     14,581
                                                                                         ---------  ---------
                                                                                            93,370     82,773
Accrued investment income..............................................................     39,519     41,209
Deferred policy acquisition costs (NOTE 4).............................................    268,075    237,509
Property and equipment at cost, less accumulated depreciation (NOTE 5).................     52,882     60,031
Deferred federal income taxes (NOTE 7).................................................     17,008         --
Other assets...........................................................................      8,005      3,551
Assets held in separate accounts (NOTE 8)..............................................  2,374,718  1,781,485
                                                                                         ---------  ---------
TOTAL ASSETS...........................................................................  $5,951,876 $5,143,012
                                                                                         ---------  ---------
                                                                                         ---------  ---------

                            See accompanying notes.

FORTIS BENEFITS INSURANCE COMPANY
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                             DECEMBER 31
                                                                                         --------------------
                                                                                           1996       1995
                                                                                         ---------  ---------
POLICY RESERVES, LIABILITIES AND SHAREHOLDER'S EQUITY
POLICY RESERVES AND LIABILITIES:
  Future policy benefit reserves:
    Traditional life insurance.........................................................  $ 434,378  $ 407,706
    Interest sensitive and investment products.........................................  1,175,480  1,101,931
    Accident and health................................................................    834,119    832,925
                                                                                         ---------  ---------
                                                                                         2,443,977  2,342,562

  Unearned revenues....................................................................     12,622     13,044
  Other policy claims and benefits payable.............................................    191,940    196,403
  Policyholder dividends payable.......................................................      8,783      7,930
                                                                                         ---------  ---------
                                                                                         2,657,322  2,559,939

  Accrued expenses.....................................................................     42,223     68,441
  Current income taxes payable.........................................................     17,424      5,375
  Deferred federal income taxes (NOTE 7)...............................................         --      9,538
  Other liabilities....................................................................    104,834     31,145
  Due to affiliates....................................................................      4,926         --
  Liabilities related to separate accounts (NOTE 8)....................................  2,344,474  1,757,476
                                                                                         ---------  ---------
TOTAL POLICY RESERVES AND LIABILITIES..................................................  5,171,203  4,431,914

SHAREHOLDER'S EQUITY (NOTES 1, 9 AND 11):
  Common Stock, $5 par value:
  Authorized, issued and outstanding shares--1,000,000.................................      5,000      5,000
  Additional paid-in capital...........................................................    468,000    408,000
  Retained earnings....................................................................    265,613    207,421
  Unrealized gains on investments, net (NOTE 3)........................................     36,290     88,131
  Unrealized gains on assets held in separate accounts, net (NOTE 3)...................      5,770      2,546
                                                                                         ---------  ---------
TOTAL SHAREHOLDER'S EQUITY.............................................................    780,673    711,098
                                                                                         ---------  ---------
TOTAL POLICY RESERVES, LIABILITIES AND SHAREHOLDER'S EQUITY............................  $5,951,876 $5,143,012
                                                                                         ---------  ---------
                                                                                         ---------  ---------

                            See accompanying notes.

FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF INCOME
(IN THOUSANDS)

                                                                                   YEAR ENDED DECEMBER 31
                                                                              ---------------------------------
                                                                                 1996        1995       1994
                                                                              ----------  ----------  ---------
REVENUES
  Insurance operations:
    Traditional life insurance premiums.....................................  $  258,496  $  251,353  $ 207,824
    Interest sensitive and investment product policy charges................      63,336      46,076     37,823
    Accident and health premiums............................................     974,046     934,900    776,799
                                                                              ----------  ----------  ---------
                                                                               1,295,878   1,232,329  1,022,446

  Net investment income (NOTE 3)............................................     206,023     203,537    162,514
  Net realized gains (losses) on investments (NOTE 3).......................      25,731      55,080    (28,815)
  Other income..............................................................      31,725      33,085     35,958
                                                                              ----------  ----------  ---------
      TOTAL REVENUES........................................................   1,559,357   1,524,031  1,192,103

BENEFITS AND EXPENSES
  Benefits to policyholders:
    Traditional life insurance..............................................     220,227     202,911    162,168
    Interest sensitive and investment products..............................      90,358      73,676     55,026
    Accident and health claims..............................................     778,439     769,588    620,367
                                                                              ----------  ----------  ---------
                                                                               1,089,024   1,046,175    837,561

  Policyholder dividends....................................................       4,169       4,305      1,986
  Amortization of deferred policy acquisition costs (NOTE 4)................      39,325      41,291     34,566
  Insurance commissions.....................................................      94,723      95,559     86,111
  General and administrative expenses.......................................     242,825     254,940    197,427
                                                                              ----------  ----------  ---------
      TOTAL BENEFITS AND EXPENSES...........................................   1,470,066   1,442,270  1,157,651
                                                                              ----------  ----------  ---------
  Income before federal income taxes and cumulative effect of accounting
   changes..................................................................      89,291      81,761     34,452
  Federal income taxes (NOTE 7).............................................      31,099      27,891     11,595
                                                                              ----------  ----------  ---------
  NET INCOME................................................................  $   58,192  $   53,870  $  22,857
                                                                              ----------  ----------  ---------
                                                                              ----------  ----------  ---------

                            See accompanying notes.

STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
FORTIS BENEFITS INSURANCE COMPANY
(IN THOUSANDS)

                                                                                    UNREALIZED       UNREALIZED
                                                                                       GAINS       GAINS ON ASSETS
                                                        ADDITIONAL                  (LOSSES) ON        HELD IN
                                             COMMON       PAID-IN     RETAINED     INVESTMENTS,       SEPARATE
                                              STOCK       CAPITAL     EARNINGS          NET         ACCOUNTS, NET     TOTAL
                                           -----------  -----------  -----------  ---------------  ---------------  ---------
Balance, January 1, 1994                    $   5,000    $ 345,000    $ 130,694      $  50,144        $   1,070     $ 531,908
Net income...............................          --           --       22,857             --               --        22,857
Additional paid-in capital...............          --       13,000           --             --               --        13,000
Change in unrealized losses on
 investments, net........................          --           --           --        (93,052)              --       (93,052)
Change in unrealized gain on assets held
 in separate account, net................          --           --           --             --             (516)         (516)
                                           -----------  -----------  -----------       -------           ------     ---------
Balance, December 31, 1994...............       5,000      358,000      153,551        (42,908)             554       474,197
Net income...............................          --           --       53,870             --               --        53,870
Additional paid-in capital...............          --       50,000           --             --               --        50,000
Change in unrealized gains on
 investments, net........................          --           --           --        131,039               --       131,039
Change in unrealized gain on assets held
 in separate account, net................          --           --           --             --            1,992         1,992
                                           -----------  -----------  -----------       -------           ------     ---------
Balance, December 31, 1995...............       5,000      408,000      207,421         88,131            2,546       711,098
Net income...............................          --           --       58,192             --               --        58,192
Additional paid-in capital...............          --       60,000           --             --               --        60,000
Change in unrealized gains on
 investments, net........................          --           --           --        (51,841)              --       (51,841)
Change in unrealized gain on assets held
 in separate account, net................          --           --           --             --            3,224         3,224
                                           -----------  -----------  -----------       -------           ------     ---------
Balance, December 31, 1996...............   $   5,000    $ 468,000    $ 265,613      $  36,290        $   5,770     $ 780,673
                                           -----------  -----------  -----------       -------           ------     ---------
                                           -----------  -----------  -----------       -------           ------     ---------

                            See accompanying notes.

STATEMENTS OF CASH FLOWS
FORTIS BENEFITS INSURANCE COMPANY
(IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                           -------------------------------------
                                                                               1996         1995        1994
                                                                           ------------  ----------  -----------
OPERATING ACTIVITIES
  Net income.............................................................  $     58,192  $   53,870  $    22,857
  Adjustments to reconcile net income to net cash provided by operating activities:
    Increase in future policy benefit reserves for traditional, interest
     sensitive and accident and health policies..........................        26,193      80,478       79,014
    Increase in other policy claims and benefits and policyholder
     dividends payable...................................................        18,638      27,676       10,075
    Provision for deferred federal income taxes..........................        (1,094)    (13,584)      (2,356)
    Increase in income taxes payable.....................................        12,049       1,023        3,283
    Amortization of deferred policy acquisition costs....................        39,325      41,291       34,566
    Policy acquisition costs deferred....................................       (66,515)    (56,391)     (54,349)
    Provision for mortgage loan losses...................................         1,344         924        1,105
    Provision for depreciation...........................................        17,312      15,654       12,267
    Amortization of investment premiums (discount) net...................         1,821        (239)        (914)
    Change in receivables, accrued investment income, unearned premiums,
     accrued expenses and other liabilities..............................        38,614       3,427      (36,650)
    Net realized (gains) losses on investments...........................       (25,731)    (55,080)      28,815
    Other................................................................          (261)     (2,431)        (135)
                                                                           ------------  ----------  -----------
        NET CASH PROVIDED BY OPERATING ACTIVITIES........................       119,887      96,618       97,578

INVESTING ACTIVITIES
  Purchases of fixed maturity investments................................    (2,778,352) (2,151,133)  (1,943,697)
  Sales or maturities of fixed maturity investments......................     2,652,887   2,000,068    1,798,184
  Increase in short-term investments.....................................       (29,318)    (35,908)     (44,266)
  Purchases of other investments.........................................      (210,182)   (240,264)    (211,836)
  Sales of other investments.............................................       163,569     112,598      104,399
  Purchases of property and equipment....................................       (10,992)    (19,975)     (16,164)
  Purchase of group insurance business...................................            --          --       (6,644)
  Other..................................................................            --       1,229          500
                                                                           ------------  ----------  -----------
        NET CASH USED IN INVESTING ACTIVITIES............................      (212,388)   (333,385)    (319,524)

FINANCING ACTIVITIES
  Activities related to investment products:
    Considerations received..............................................       128,446     187,484      200,499
    Surrenders and death benefits........................................      (125,274)    (60,522)     (19,207)
    Interest credited to policyholders...................................        49,802      48,918       31,867
  Additional paid-in capital from shareholder............................        60,000      50,000       13,000
                                                                           ------------  ----------  -----------
        NET CASH PROVIDED BY FINANCING ACTIVITIES........................       112,974     225,880      226,159
                                                                           ------------  ----------  -----------
  Increase (decrease) in cash............................................        20,473     (10,887)       4,213
        CASH AT BEGINNING OF YEAR........................................             1      10,888        6,675
                                                                           ------------  ----------  -----------
        CASH AT END OF YEAR..............................................  $     20,474  $        1  $    10,888
                                                                           ------------  ----------  -----------
                                                                           ------------  ----------  -----------

                            See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
FORTIS BENEFITS INSURANCE COMPANY

DECEMBER 31, 1996

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the Company) is an indirect wholly-owned subsidiary of Fortis AMEV and Fortis AG. The Company is incorporated in Minnesota and distributes its products in all states except New York. To date, the majority of the Company's revenues have been derived from group employee benefits products and the remainder from individual life and annuity products.

RECOGNITION OF REVENUES AND POLICY RESERVES AND LIABILITIES

The Company follows generally accepted accounting principles which differ in certain respects from statutory accounting practices prescribed or permitted by regulatory authorities. The more significant of these principles are:

    Premiums for traditional life insurance are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

    Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 6.2% to 7% and 4% to 7.8% in 1996 and 1995, respectively.

    Premiums for accident and health insurance products, including medical, long and short-term disability and dental insurance products are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1964 Commissioners Disability Table at 6% interest. Calculated reserves are modified based on the Company's actual experience. Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business are deferred to the extent recoverable and amortized. For traditional life insurance products, such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. For accident and health and group life insurance products, these costs represent the present value at the acquisition of these lines in the October 1, 1991 purchase (see Note 2) of future profits which are amortized against the expected premium revenues of the lines acquired. These amortization periods require significant management judgment and are reviewed continually. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments are classified as available-for-sale and carried at fair value. That determination is made at the time of each purchase and, prospectively, is reevaluated as of each balance sheet date.

Changes in fair values of available-for-sale securities, after related deferred income taxes and after adjustment for the changes in pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported directly in shareholder's equity as unrealized gains (losses) on investments and, accordingly, have no effect on net income. The offsets to the unrealized appreciation or depreciation represent adjustments of deferred policy acquisition cost amortization and policyholder dividends payable that would have been required as a charge or credit to income had such unrealized amounts been realized.

Mortgage loans constitute first liens on commercial real estate and other income producing properties. The insurance statutes in Minnesota generally require that the initial principal loaned not exceed 80% of the appraised value of the property securing the loan. The Company's policy fully complies with this statute. Mortgage loans on real estate are reported at unpaid balance, adjusted for amortization of premium or discount, less allowance for possible losses. The change in the allowance for possible losses is recorded with realized gains and losses on investments. Policy loans are reported at unpaid balance.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property.

FORTIS BENEFITS INSURANCE COMPANY

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED)
INCOME TAXES

Income taxes have been provided using the liability method in accordance with Financial Accounting Standards Board ("FASB") Statement 109, ACCOUNTING FOR INCOME TAXES. Deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases and are measured using the enacted tax rates.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value.

GUARANTY FUND ASSESSMENTS

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance may result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the impact of future assessments on its financial position but does not believe that the impact will be material.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform to the 1996 presentation.

2.  ACQUIRED BUSINESS
    In 1991, the company purchased certain assets and assumed certain liabilities from The Mutual Benefit Life Insurance Company in Rehabilitation
(MBL). The seller transferred to the Company, the assets and liabilities relating to the group life, accident and health, disability and dental insurance business of MBL. The acquisition was accounted for as a purchase. The original purchase price of the acquisition was $318,000,000. Subsequent additional payments of $20,850,000 were made ending in 1994. These additional payments, as well as $126,515,000 of the original purchase price represent the present value of future profits on the lines of business acquired at the date of acquisition and have been accounted for as deferred policy acquisition costs (see Note 4).

3.  INVESTMENTS
AVAILABLE FOR SALE SECURITIES

The following is a summary of the available for sale securities (in thousands):

                                                               GROSS        GROSS
                                                 AMORTIZED  UNREALIZED   UNREALIZED     FAIR
                                                   COST        GAIN         LOSS        VALUE
                                                 ---------  -----------  -----------  ---------
December 31, 1996:
  Fixed income securities:
  Governments..................................  $ 321,574   $   3,418    $   1,323   $ 323,669
  Public utilities.............................     92,116       2,758          403      94,471
  Industrial and miscellaneous.................  1,656,420      38,413        6,527   1,688,306
  Other........................................      8,328         750           25       9,053
                                                 ---------  -----------  -----------  ---------
  Total fixed income securities................  2,078,438      45,339        8,278   2,115,499
  Equity securities............................     84,144      23,340        1,194     106,290
                                                 ---------  -----------  -----------  ---------
    Total......................................  $2,162,582  $  68,679    $   9,472   $2,221,789
                                                 ---------  -----------  -----------  ---------
                                                 ---------  -----------  -----------  ---------
December 31, 1995:
Fixed income securities:
  Governments..................................  $ 453,406   $  36,938    $     142   $ 490,202
  Public utilities.............................     55,793       4,617           --      60,410
  Industrial and miscellaneous.................  1,420,374      82,705        1,282   1,501,797
  Other........................................     21,631       1,586            2      23,215
                                                 ---------  -----------  -----------  ---------
  Total fixed income securities................  1,951,204     125,846        1,426   2,075,624
  Equity securities............................     60,935      20,321        2,404      78,852
                                                 ---------  -----------  -----------  ---------
    Total......................................  $2,012,139  $ 146,167    $   3,830   $2,154,476
                                                 ---------  -----------  -----------  ---------
                                                 ---------  -----------  -----------  ---------

FORTIS BENEFITS INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
The amortized cost and fair value of available-for-sale investments in fixed maturities at December 31, 1996, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AMORTIZED    FAIR
                                                                          COST       VALUE
                                                                        ---------  ---------
Due in one year or less...............................................  $  57,745  $  57,849
Due after one year through five years.................................    576,951    588,257
Due after five years through ten years................................    666,892    675,262
Due after ten years...................................................    776,850    794,131
                                                                        ---------  ---------
Total.................................................................  $2,078,438 $2,115,499
                                                                        ---------  ---------
                                                                        ---------  ---------

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 36% of outstanding principal is concentrated in the states of California, Texas and New York at December 31, 1996 as compared to concentrated interests in California, Florida and New York of 35% at December 31, 1995. Loan commitments outstanding totaled $6,141,000 at December 31, 1996.

In May 1993, FASB issued Statement 114, ACCOUNTING FOR CREDITORS FOR IMPAIRMENT OF A LOAN, which became effective for fiscal years beginning after December 15, 1994, and which the Company adopted in 1995. Statement 114 requires that impaired loans are to be valued at the present value of expected future cash flows discounted at the loan's effective interest rate, or, as a practical expedient, at the loan's observable market price, or the fair market value of the collateral if the loan is collateral dependent. The impact of adoption was not material to the Company's financial position or operating results.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $2,537,000 and $2,385,000 at December 31, 1996 and 1995, respectively, on deposit with various governmental authorities as required by law.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) recorded in shareholder's equity for the year ended December 31 were as follows (in thousands):

                                                                       1996       1995       1994
                                                                     ---------  ---------  ---------
Change in unrealized gains before adjustments......................  $ (83,065) $ 214,452  $(155,923)
Adjustments:
Decrease (increase) in amortization of deferred policy acquisition
 costs.............................................................      3,376     (9,789)     9,288
Participating policyholders' share of earnings.....................         --         --      2,684
Deferred income taxes..............................................     31,072    (71,632)    50,383
                                                                     ---------  ---------  ---------
Change in net unrealized gains (losses)............................    (48,617)   133,031    (93,568)
Net unrealized gains (losses), beginning of year...................     90,677    (42,354)    51,214
                                                                     ---------  ---------  ---------
Net unrealized gains (losses), end of year.........................  $  42,060  $  90,677  $ (42,354)
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

FORTIS BENEFITS INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Major categories of net investment income and realized gains (losses) on investments for each year were as follows (in thousands):

                                                                       1996       1995       1994
                                                                     ---------  ---------  ---------
NET INVESTMENT INCOME
Fixed maturities...................................................  $ 141,973  $ 139,062  $ 119,668
Equity securities..................................................      6,682      2,026      1,937
Mortgage loans on real estate......................................     52,949     49,227     36,816
Policy loans.......................................................      3,195      2,797      2,731
Short-term investments.............................................      5,175     11,863      4,671
Real estate and other investments..................................      5,358      4,750      2,138
                                                                     ---------  ---------  ---------
                                                                       215,332    209,725    167,961
Expenses...........................................................     (9,309)    (6,188)    (5,447)
                                                                     ---------  ---------  ---------
                                                                     $ 206,023  $ 203,537  $ 162,514
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities...................................................  $   3,334  $  50,393  $ (27,854)
Equity securities..................................................     18,281      2,830      1,352
Mortgage loans on real estate......................................       (144)      (242)    (2,992)
Policy loans.......................................................         --         --         --
Short-term investments.............................................         57         (3)       (60)
Real estate and other investments..................................      4,203      2,102        739
                                                                     ---------  ---------  ---------
                                                                     $  25,731  $  55,080  $ (28,815)
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

Proceeds from sales of investments in fixed maturities were $2,652,887,000, $2,000,068,000 and $1,798,185,000 in 1996, 1995 and 1994, respectively. Gross
gains  of  $28,606,000,  $61,070,000  and   $16,618,000  and  gross  losses   of
$25,272,000,  $10,677,000 and  $44,472,000 were realized  on the  sales in 1996,
1995 and 1994, respectively.

4.    DEFERRED POLICY ACQUISITION COSTS
    The changes in deferred policy acquisition costs by product were as follows (in thousands):

                                                                 INTEREST
                                                               SENSITIVE AND
                                                 TRADITIONAL    INVESTMENT      ACCIDENT
                                                    LIFE         PRODUCTS      AND HEALTH     TOTAL
                                                 -----------  ---------------  -----------  ---------
Balance January 1, 1995........................   $  49,910      $ 141,309      $  40,979   $ 232,198
Acquisition costs deferred.....................          --         56,391             --      56,391
Acquisition costs amortized....................     (11,378)       (17,071)       (12,842)    (41,291)
Additional amortization of deferred acquisition
 costs from unrealized gains on
 available-for-sale securities                           --         (9,789)            --      (9,789)
                                                 -----------  ---------------  -----------  ---------
Balance December 31, 1995......................      38,532        170,840         28,137     237,509
Acquisition costs deferred.....................          --         66,515             --      66,515
Acquisition costs amortized....................      (5,375)       (19,695)       (14,255)    (39,325)
Reduced amortization of deferred acquisition
 costs from unrealized gains on
 available-for-sale securities.................          --          3,376             --       3,376
                                                 -----------  ---------------  -----------  ---------
Balance December 31, 1996......................   $  33,157      $ 221,036      $  13,882   $ 268,075
                                                 -----------  ---------------  -----------  ---------
                                                 -----------  ---------------  -----------  ---------

Included within total deferred policy acquisition costs at December 31, 1996 is $27,914,000 of present value of future profits (PVP) resulting from acquisitions accounted for as a purchase. The estimated amount of PVP to be amortized during each of the next two years is as follows: 1997-- $17,478,000; and 1998--$10,436,000.

During 1996, 1995 and 1994, the Company sold portions of its investment portfolio and in accordance with FASB Statement 97, the recognition of the realized capital (losses) gains resulted in (reduced) additional amortization of acquisition costs deferred of $1,894,000, $4,825,000 and $(935,000), respectively. In addition, the Company recorded (reduced) policyholder dividends payable of $1,095,000 in 1995 and $(761,000) in 1994.

FORTIS BENEFITS INSURANCE COMPANY

5.  PROPERTY AND EQUIPMENT
    A summary of property and equipment at December 31 for each year follows (in thousands):

                                                                                1996       1995
                                                                              ---------  ---------
Land........................................................................  $   1,900  $   1,900
Building and improvements...................................................     25,133     23,319
Furniture and equipment.....................................................     95,370     85,592
                                                                              ---------  ---------
                                                                                122,403    110,811
Less accumulated depreciation...............................................    (69,521)   (50,780)
Net property and equipment..................................................  $  52,882  $  60,031
                                                                              ---------  ---------
                                                                              ---------  ---------

6.  ACCIDENT AND HEALTH RESERVES
    Activity for the liability for unpaid accident and health claims and claims adjustment expenses is summarized as follows (in thousands):

                                                                         YEAR ENDED DECEMBER 31
                                                                     -------------------------------
                                                                       1996       1995       1994
                                                                     ---------  ---------  ---------
Balance as of January 1, net of reinsurance recoverables...........  $ 928,832  $ 838,810  $ 806,538
Add: Incurred losses related to:
  Current year.....................................................    865,907    827,261    656,052
  Prior years......................................................    (64,094)   (28,520)   (58,218)
                                                                     ---------  ---------  ---------
    Total incurred losses..........................................    801,813    798,741    597,834
Deduct: Paid losses related to:
  Current year.....................................................    549,144    492,460    377,595
  Prior years......................................................    233,790    216,259    187,967
                                                                     ---------  ---------  ---------
    Total paid losses..............................................    782,934    708,719    565,562
                                                                     ---------  ---------  ---------
Balance as of December 31, net of reinsurance recoverables.........  $ 947,711  $ 928,832  $ 838,810
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

The table above compares to the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; (2) the table above includes claims adjustment expense liabilities that are included in accrued expenses on the balance sheet; and (3) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

In each of the years presented above, the accident and health insurance line of business experienced overall favorable development on claims reserves established as of the previous year end. The favorable development was a result of lower medical costs due to less uncertainty in the health business, a reduction of loss reserves which considered historically high inflation in medical costs and, in 1994, a refinement in the claims reserve estimates.

7.  FEDERAL INCOME TAXES
    The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

FORTIS BENEFITS INSURANCE COMPANY

7.  FEDERAL INCOME TAXES (CONTINUED)
The significant components of the Company's deferred tax liabilities and assets as of December 31, 1996 and 1995 are as follows (in thousands):

                                                                                1996       1995
                                                                              ---------  ---------
Deferred tax assets:
  Reserves..................................................................  $  51,271  $  54,346
  Separate account assets/liabilities.......................................     40,989     34,386
  Unrealized losses.........................................................      2,648         --
  Accrued liabilities.......................................................      8,439     13,781
  Claims and benefits payable...............................................      7,764      2,626
  Other.....................................................................      1,549        123
                                                                              ---------  ---------
    Total deferred tax assets...............................................    112,660    105,262

Deferred tax liabilities:
  Other.....................................................................      2,348         --
  Unrealized gains..........................................................     20,402     48,826
  Deferred policy acquisition costs.........................................     67,850     60,930
  Investments...............................................................      1,942         --
  Fixed assets..............................................................      3,110      5,044
                                                                              ---------  ---------
    Total deferred tax liabilities..........................................     95,652    114,800
                                                                              ---------  ---------
    Net deferred tax asset (liability)......................................  $  17,008  $  (9,538)
                                                                              ---------  ---------
                                                                              ---------  ---------

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

The Company's tax expense (credit) for the year ended December 31 is shown as follows (in thousands):

                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Current..............................................................  $  32,193  $  39,660  $  15,046
Deferred.............................................................     (1,094)   (11,769)    (3,451)
                                                                       ---------  ---------  ---------
                                                                       $  31,099  $  27,891  $  11,595
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

Federal Income tax payments and refunds resulted in net payments of $16,434,000, $40,453,000 and $10,351,000 in 1996, 1995 and 1994, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Statutory income tax rate............................................      35.0%      35.0%      35.0%
Tax audit provision..................................................         --         --        0.8
Other, net...........................................................        (.2)      (0.9)      (2.1)
                                                                       ---------  ---------  ---------
                                                                           34.8%      34.1%      33.7%
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

8.  ASSETS HELD IN SEPARATE ACCOUNTS
    Separate account assets at December 31 were as follows (in thousands):

                                                                              1996       1995
                                                                            ---------  ---------
Premium and annuity considerations for the variable annuity products and variable universal life product for which the contract holder, rather than the Company, bears the investment risk..............................  $2,344,474 $1,757,476
Assets of the separate accounts owned by the Company, at fair value.......     30,244     24,009
                                                                            ---------  ---------
                                                                            $2,374,718 $1,781,485
                                                                            ---------  ---------
                                                                            ---------  ---------

FORTIS BENEFITS INSURANCE COMPANY

9.  STATUTORY ACCOUNTING PRACTICES
    Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows (in thousands):

                                                            NET INCOME             SHAREHOLDER'S EQUITY
                                                  -------------------------------  --------------------
                                                    1996       1995       1994       1996       1995
                                                  ---------  ---------  ---------  ---------  ---------
Based on statutory accounting practices.........  $  55,046  $  30,576  $  49,759  $ 482,507  $ 377,040
Deferred policy acquisition costs...............     27,190     15,100     19,783    268,075    237,509
Investment valuation differences................     (1,600)       330        370     31,326    114,413
Policy reserves.................................    (19,505)   (29,238)   (25,213)  (131,159)  (114,259)
Current income taxes payable....................     (1,292)    (1,294)        --     (7,895)    (7,895)
Deferred income taxes...........................      1,094     11,769      2,356     17,008     (9,538)
Realized gains (losses) on investments..........        264      1,938     (1,052)        --         --
Realized gains (losses) transferred to the
 Interest Maintenance Reserve (IMR), net of
 tax............................................      2,335     31,711    (18,456)        --         --
Amortization of IMR, net of tax.................     (6,130)    (5,261)    (5,479)        --         --
Property and equipment..........................         --         --         --     20,481     27,172
Interest maintenance reserve....................         --         --         --     50,019     53,814
Asset valuation reserve.........................         --         --         --     62,961     48,507
Other, net......................................        790     (1,761)       789    (12,650)   (15,665)
                                                  ---------  ---------  ---------  ---------  ---------
As reported herein..............................  $  58,192  $  53,870  $  22,857  $ 780,673  $ 711,098
                                                  ---------  ---------  ---------  ---------  ---------
                                                  ---------  ---------  ---------  ---------  ---------

10. REINSURANCE
    The maximum amount that the Company retains on any one life is $500,000 of life insurance including accidental death. Amounts in excess of $500,000 are reinsured with other life insurance companies on a yearly renewable term basis.

Ceded reinsurance premiums for the year ended December 31 were as follows (in thousands):

                                                                           1996       1995       1994
                                                                         ---------  ---------  ---------
Life insurance.........................................................  $   8,680  $   4,661  $   5,571
Accident and health insurance..........................................      6,793      3,410     36,782
                                                                         ---------  ---------  ---------
                                                                         $  15,473  $   8,071  $  42,353
                                                                         ---------  ---------  ---------
                                                                         ---------  ---------  ---------

Recoveries under reinsurance contracts for the year ended December 31 were as follows (in thousands):

                                                                          1996       1995       1994
                                                                        ---------  ---------  ---------
Life insurance........................................................  $   7,225  $   2,489  $   1,650
Accident and health insurance.........................................      5,993      8,807     19,913
                                                                        ---------  ---------  ---------
                                                                        $  13,218  $  11,296  $  21,563
                                                                        ---------  ---------  ---------
                                                                        ---------  ---------  ---------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

11. STATUTORY INFORMATION
    Dividend distributions to parent are restricted as to amount by state regulatory requirements. The Company had $47,728,000 free from such restrictions at December 31, 1996. Distributions in excess of this amount would require regulatory approval.

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by Minnesota Insurance regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ form state to state, may differ from company to company within a state, and may change in the future. The NAIC is currently in the process of codifying statutory accounting practices. This project, which is not expected to be completed before 1998, may result in changes to the accounting practices that insurance enterprises use to prepare their statutory-basis financial statements.

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. All of the Company's insurance subsidiaries exceed minimum RBC requirements.

FORTIS BENEFITS INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATED COMPANIES
    The Company receives various services from Fortis, Inc. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment and other administrative functions. The fees paid to Fortis, Inc. for these services for the years ended December 31, 1996, 1995 and 1994, were $13,319,000, $10,074,000 and $8,944,000, respectively.

In conjunction with the marketing of its variable annuity products, the Company paid $68,616,000, $59,308,000 and $57,307,000, in commissions to its affiliate,
Fortis Investors, Inc. for the years ended December 31, 1996, 1995 and 1994, respectively.

13. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

Investments are reported in the accompanying balance sheets on the following basis:

    The fair values for fixed maturity securities and equity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

    Mortgage loans are reported at unpaid principal balance less allowances for possible losses. The fair values of mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

    The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                                             DECEMBER 31
                                                              ------------------------------------------
                                                                      1996                  1995
                                                              --------------------  --------------------
                                                              CARRYING     FAIR     CARRYING     FAIR
                                                               AMOUNT      VALUE     AMOUNT      VALUE
                                                              ---------  ---------  ---------  ---------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturities......................................  $2,115,499 $2,115,499 $2,075,624 $2,075,624
      Equity securities.....................................    106,290    106,290     78,852     78,852
      Mortgage loans on real estate.........................    582,869    614,555    562,697    605,501
  Policy loans..............................................     60,722     60,722     53,863     53,863
  Short-term investments....................................    182,817    182,817    153,499    153,499
  Cash......................................................     20,474     20,474          1          1
  Assets held in separate accounts..........................  2,371,601  2,371,601  1,781,485  1,781,485
Liabilities:
  Individual and group annuities (subject to discretionary
   withdrawal)..............................................  $ 916,754  $ 886,110  $ 865,623  $ 834,621

14. COMMITMENTS AND CONTINGENCIES
    The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

15. RETIREMENT AND OTHER EMPLOYEE BENEFITS
    The Company participates in the Fortis, Inc. noncontributory defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation during such years of service. Fortis, Inc. is not able to segregate Company specific benefit obligations or plan assets. On an aggregate basis, the fair value of plan assets exceeded the accumulated benefit obligations as of December 31, 1996.

The Company has a profit sharing plan covering substantially all employees which provides benefits payable to participants on retirement or disability and to beneficiaries of participants in event of the participant's death. Amounts contributed to the plan and expensed by the Company were $3,913,000, $3,765,000 and $3,536,000 in 1996, 1995 and 1994, respectively.

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Contracts, yield and total return information for the Subaccounts of the Separate Account may be included. The information below provides investment results for the indicated Subaccounts of the Separate Account. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

YIELD CALCULATIONS

Yield information for the Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period, subtracting a proportionate amount of the annual administrative charge (based on average Contract size), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Money Market Subaccount as of December 31, 1996 was 3.80%.

An effective yield may also be quoted for the Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:

     Effective Yield =  [(Base Period Return + 1) to the 365th/7] - 1

The seven day effective yield for the Money Market Subaccount as of December 31, 1996 was 3.87%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:

               Yield=2[((((a-b)/cd)+1) to the 6th)-1]

Where: a = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount.

       b = expenses accrued for the period, including a proportionate amount of the annual administrative charge (based on average Contract size),

       c = the average daily number of Accumulation Units outstanding during the period, and

       d = the offering price per Accumulation Unit at the end of the last day of the period.


The following table sets forth yield figures for the thirty days ended December 31, 1996:

          SUBACCOUNT                                                     YIELD
          ----------                                                     -----

          U.S. Government Securities . . . . . . . . . . . . . . . . . . 7.45%
          Diversified Income . . . . . . . . . . . . . . . . . . . . . . 7.92%
          High Yield . . . . . . . . . . . . . . . . . . . . . . . . . . 8.83%
          Global Bond. . . . . . . . . . . . . . . . . . . . . . . . . . 5.30%

TOTAL RETURN CALCULATIONS

Total return information will be given for the one-year and five-year periods ended on a specified date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                    P((1 + T)to the nth) = CSV

Where:    P = a hypothetical initial purchase payment of $1,000,

          T = average annual total return,

          n = number of years, and

          CSV = end of period Cash Surrender Value of hypothetical
          $1,000 purchase payment made at the   beginning of the
          period, assuming deduction of a proportionate amount of the annual administrative charge (based on average Contract size).

The following table shows total average annual rates of return for the periods indicated:


                                         ONE-YEAR            FIVE-YEAR        COMMENCEMENT OF
SUBACCOUNT                             PERIOD ENDED        PERIOD ENDED      SUBACCOUNT (1) TO
                                       DEC. 31, 1996     DEC. 31, 1996(1)      DEC. 31, 1996
GROWTH STOCK                                     11.38%               5.98%              12.10%
U.S. GOVERNMENT SECURITIES                       -2.68%               1.14%               3.20%
DIVERSIFIED INCOME                               -0.73%               2.50%               4.96%
ASSET ALLOCATION                                  7.51%               5.81%               8.87%
GLOBAL GROWTH                                    14.00%                 N/A              11.69%
HIGH YIELD                                        5.53%                 N/A               3.21%
GROWTH & INCOME                                  16.37%                 N/A              14.69%
AGGRESSIVE GROWTH                                 2.70%                 N/A               7.68%
GLOBAL ASSET ALLOCATION                           7.70%                 N/A              10.40%
GLOBAL BOND                                      -1.64%                 N/A               6.12%
INTERNATIONAL STOCK                               9.09%                 N/A               9.50%
VALUE                                               N/A                 N/A                 N/A
S & P 500                                           N/A                 N/A                 N/A
BLUE CHIP                                           N/A                 N/A                 N/A


--------------------------
(1) Commencing with effective date of registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500

Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2,
1988.

CUMULATIVE TOTAL RETURN

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

             CTR = ( CSV - P ) 100
                     -------
                        P

Where: P = a hypothetical initial purchase payment of $1,000, CTR = cumulative total return, and CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period, assuming deduction of a proportionate amount of the annual administrative charge (based on average Contract size).

The following table shows cumulative total rates of return for the periods indicated:

                                  ONE-YEAR            FIVE-YEAR
            SUBACCOUNT          PERIOD ENDED        PERIOD ENDED         COMMENCEMENT
                                DEC. 31, 1995       DEC. 31, 1995      TO DEC. 31, 1995
GROWTH STOCK                              11.38%              33.67%             169.20%
U.S. GOVERNMENT SECURITIES                -2.68%               5.82%              31.35%
DIVERSIFIED INCOME                        -0.73%              13.17%              52.20%
ASSET ALLOCATION                           7.51%              32.63%             108.90%
GLOBAL GROWTH                             14.00%                N/A               67.61%
HIGH YIELD                                 5.53%                N/A                8.79%
GROWTH & INCOME                           16.37%                N/A               44.18%
AGGRESSIVE GROWTH                          2.70%                N/A               21.83%
GLOBAL ASSET ALLOCATION                    7.70%                N/A               21.88%
GLOBAL BOND                               -1.64%                N/A               12.62%
INTERNATIONAL STOCK                        9.09%                N/A               19.91%
VALUE                                       N/A                 N/A                6.99%
S & P 500                                   N/A                 N/A                9.77%
BLUE CHIP                                   N/A                 N/A               11.70%

----------------


(1) Commencing with effective date of registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, and International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

Fortis Benefits may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:

                         Global Growth Subaccount

     Rating Service                                    Category
     --------------                                    --------

     Morningstar Publications, Inc.                    international stock
     Lipper Analytical Services, Inc.                  global

                         Growth Stock Subaccount

     Morningstar Publications, Inc.                    growth
     Lipper Analytical Services, Inc.                  capital appreciation

                         Asset Allocation Subaccount

     Morningstar Publications, Inc.                    balanced
     Lipper Analytical Services, Inc.                  flexible portfolios

                         Diversified Income Account

     Rating Service                                    Category
     --------------                                    --------

     Morningstar Publications, Inc.                    corporate bond
     Lipper Analytical Services, Inc.                  general bond

                         U.S. Government Subaccount

     Morningstar Publications, Inc.                    U.S. government bond
     Lipper Analytical Services, Inc.                  U.S. government

                         Money Market Subaccount

     Morningstar Publications, Inc.                    money market
     Lipper Analytical Services, Inc.                  money market

                         International Stock Subaccount

     Morningstar Publications, Inc.                    international stock
     Lipper Analytical Services, Inc.                  international equity

                         Global Asset Allocation Subaccount

     Morningstar Publications, Inc.                    balanced
     Lipper Analytical Services, Inc.                  global flexible

                         Global Bond Subaccount

     Morningstar Publications, Inc.                    international bond
     Lipper Analytical Services, Inc.                  world income

                         Aggressive Growth Subaccount

     Morningstar Publications, Inc.                    aggressive growth
     Lipper Analytical Services, Inc.                  small company growth

                         Growth and Income Subaccount

     Morningstar Publications, Inc.                    growth and income
     Lipper Analytical Services, Inc.                  growth and income

                         High Yield Subaccount

     Morningstar Publications, Inc.                    high yield
     Lipper Analytical Services, Inc.                  high current yield

                         Blue Chip Stock Subaccount

     Morningstar Publications, Inc.                    growth
     Lipper Analytical Services, Inc.                  growth

                         Value Subaccount

     Morningstar Publications, Inc.                    growth
     Lipper Analytical Services, Inc.                  growth

                         S & P 500 Index Subaccount

     Morningstar Publications, Inc.                    growth & income
     Lipper Analytical Services, Inc.                  S & P 500 Index


ADDITIONAL PERFORMANCE INFORMATION

Additionally, from time-to-time, the Company may include in advertising the net effective annual yield of an investment in a Contract as compared with the current before-tax and after-tax yield of CD's (insured fixed rate certificates of deposit issued by financial institutions). While the yield may be compared to that of CD's, the yield of a variable Subaccount is not fixed and an investment in a Contract is not FDIC insured.

                                        PART C
                                  OTHER INFORMATION
                                  -----------------


Item 24. FINANCIAL STATEMENT AND EXHIBITS

    a.   Financial Statements included in Part B:



         The following financial statements of Variable Account D:

              Report of Ernst & Young LLP, independent auditors for Variable Account D.

              Statement of Net Assets as of December 31, 1996.

              Statements of Changes in Net Assets for the years ended December 31, 1996, 1995 and 1994.

              Notes to Financial Statements

         The following financial statements of Fortis Benefits Insurance
         Company:

              Report of Ernst & Young LLP, independent auditors for Fortis Benefits Insurance Company.

              Balance Sheets of Fortis Benefits Insurance Company as of December 31, 1996 and 1995.

              Statements of Income, Statements of Changes in Shareholder's Equity and Statements of Cash Flows of Fortis Benefits Insurance Company for the years ended December 31, 1996, 1995 and 1994.

              Notes to Financial Statements for Fortis Benefits Insurance
              Company.

         There are no financial statements included in Part A.

    b.   Exhibits:

         1. Resolution of the Board of Directors of Fortis Benefits Insurance Company effecting the establishment of Variable Account D (filed as part of the initial filing of this Form N-4 registration statement filed on December 31, 1987).

         2.   Not applicable

         3. (a) Form of Principal Underwriter and Administrative Servicing Agreement (incorporated by reference from Form N-4 registration statement, File No. 33-73986, filed on January 11, 1994).

              (b)  Form of Amendment to Principal Underwriter and
                   Administrative Servicing Agreement (incorporated by reference from Form N-4 registration statement, File No. 33-73986, filed on January 11, 1994).

              (c) Form of Dealer Sales Agreement (filed as a part of Post-Effective Amendment No. 12 to this Form N-4 registration statement filed on December 22, 1994).

         4. (a) Form of Variable Annuity Contract - (filed as a part of Post-Effective Amendment No. 13 to this Form N-4 registration statement filed April 27, 1995).

              (b) Form of IRA Endorsement (filed as part of 1933 Act Pre-Effective Amendment No. 1 to this Form N-4 registration statement filed on April 18, 1988).

              (c) Tax Deferred Annuity Loan Agreement Form (filed as a part of 1933 Act Post Effective Amendment No. 9 to this Form N-4 registration statement filed April 29, 1993).

              (d) Form of Section 403(b) Annuity Endorsement (filed as part of 1933 Act Post-Effective Amendment No. 3 to this Form N-4 registration statement filed on March 1, 1990).

              (e) Nursing Care/Hospitalization Waiver of Surrender Charge Rider - (filed as a part of Post-Effective Amendment No. 13 to this Form N-1 registration statement filed April 27,
                   1995).

              (f) Enhanced Death Benefit Rider (incorporated by reference from Form N-4 Registration Statement filed by Fortis Benefits and its Variable Account D contemporaneously herewith, File No. 33-37577.)

         5. (a) Form of Application for Variable Annuity Contract (including telephone authorization form)(filed as a part of 1933 Act Post-Effective Amendment No. 6 to this Form N-4 registration statement filed on March 2, 1992).

              (b) Annuity Contract Exchange Form (filed as part of 1933 Act Pre-Effective Amendment No. 1 to this Form N-4 registration statement filed on April 18, 1988).

         6. (a) Articles of Incorporation of depositor (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919).

              (b) By-laws of depositor (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919).


              (c) Certificate of Amendment to Articles of Incorporation and By-laws of depositor dated November 21, 1991 (filed as a part of 1933 Act Post-Effective Amendment No 6 to this Form N-4 registration statement filed on March 2, 1992).

         7.   None.

         8.   None.

         9. Opinion and consent of John W. Norton, Esq, as to the legality of the securities being registered (filed as part of 1933 Act Post-Effective Amendment No. 2 to this Form N-4 registration statement filed on April 28, 1989).

         10.  (a)  Consent of Ernst & Young LLP.

              (b) Power of Attorney for Messrs. Freedman, Mackin, Keller and Pollock (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on December 17, 1993, File No. 33-73138).

         11.  Not applicable.

         12.  Not applicable.

         13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21.

         14. Financial Data Schedule -- not applicable as to financials included for Fortis Benefits Insurance Company since those financials were previously filed but filed herewith as to financials for Separate Account D.

Item 25. DIRECTORS AND OFFICERS OF FORTIS BENEFITS

    The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of Fortis Benefits are listed below.

           Name and Principal
            Business Address                     Offices with Depositor
           ------------------                    ----------------------

         Officer-Director
         ----------------

         Robert Brian Pollock (4)                President and Chief
                                                 Executive Officer

         Thomas Michael Keller (5)               President--Fortis
                                                 Healthcare

         Dean C. Kopperud (1)                    President--Fortis
                                                 Financial Group

         Other Directors
         ---------------

         Allen Royal Freedman (2)                Chairman of the Board

         Henry Carroll Mackin (2)

         Arie Aristide Fakkert (3)

         Other Officers
         --------------

         Michael John Peninger (4)               Senior Vice President-
                                                 Chief Financial Officer

         Peggy L. Ettestad (1)                   Senior Vice President -
                                                 Life Operations

         Rhonda J. Schwartz (1)                  Vice President and
                                                 General Counsel -- Life
                                                 and Investment Products

         Jon H. Nicholson (1)                    Senior Vice President -
                                                 Annuities

---------------------------

(1) Address:  Fortis Benefits Insurance Company, P. O. Box 64271, St. Paul, MN
              55164.

(2) Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address:  Fortis AMEV, Archmideslaan 10, 3584 BA Utrecht, The Netherlands.

(4) Address:  2323 Grand Avenue, Kansas City, MO 64108.

(5) Address:  515 West Wells, Milwaukee, WI 53201.


Item 26. PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
         REGISTRANT

    Variable Accounts C and D of Fortis Benefits Insurance Company are separate accounts of Fortis Benefits. These separate accounts, certain separate accounts assumed from St. Paul Life Insurance Company, and Fortis Series Fund, Inc. may be deemed to be controlled by Fortis Benefits, although Fortis Benefits follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. All of these entities are created under Minnesota law and are the funding media for variable life insurance and annuity contracts issued or assumed by Fortis Benefits.

    The chart indicating the persons controlled by or under common control with Fortis Benefits is hereby incorporated by reference from the response to
Item 26 in Post-Effective Amendment No. 24 to the Form N-4 registration statement of Fortis Benefits and its Variable Account D filed on April 28, 1994, File No. 33-37577. Fortis Benefits has no subsidiaries.

Item 27. NUMBER OF CONTRACT OWNERS

    As of March 31, 1997 there were 48,344 Contract owners.

Item 28. INDEMNIFICATION

    Pursuant to the Principal Underwriter and Administrative Servicing
Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, Fortis Benefits has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Variable Account D, Fortis Benefits, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3 (c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify Fortis Benefits, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

    Also, Fortis Benefit's By-Laws (see Article VI, Section 5 thereof, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of Fortis Benefit's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses in a civil proceeding if it appears that the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in, or not opposed to, the best interests of Fortis Benefits and if such person has received no improper personal benefit, or in a criminal proceeding if the person seeking indemnification also has no reasonable cause of believe his conduct was unlawful.

    Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Fortis Benefits or the Separate Account pursuant to the foregoing provisions, or otherwise, Fortis Benefits and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Fortis Benefits of expenses incurred or paid by a director, officer or controlling person of Fortis Benefits or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, Fortis Benefits will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

    (a) Fortis Investors, Inc. is the principal underwriter for Variable Account D. Fortis Investors, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Variable Account D and Fortis Series Fund, Inc.):
         Variable Account C of Fortis Benefits, Variable Account A of First Fortis Life Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Fiduciary Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Money Portfolios, Inc., Fortis Income Portfolios, Inc., Fortis Worldwide Portfolios, Inc., and Special Portfolios, Inc.

    (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Fortis Investors,
         Inc.:

Name and Principal                               Positions and Offices
 Business Address                                   with Underwriter
------------------                               ---------------------

Robert W. Beltz, Jr.*                            Vice President

Mark C. Cadalbert*                               Compliance Officer

Tamara L. Fagely*                                Fund Accounting Officer

Thomas D. Gualdoni*                              Vice President

Joanne M. Herron*                                Assistant Treasurer

John E. Hite*                                    Assistant Secretary and
                                                 2nd Vice President

Carol M. Houghtby*                               2nd Vice President and
                                                 Treasurer

Dean C. Kopperud*                                President and Director

Scott R. Plummer*                                2nd Vice President &
                                                 Corporate Counsel

------------------------
*    Address:  500 Bielenberg Drive, Woodbury, Mn 55125.

     (c)   None


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by Fortis Benefits Insurance Company, Fortis Investors, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Item 31.  MANAGEMENT SERVICES

     None.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Fortis Benefits Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

     The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)
- (4) thereof.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf in the City of St. Paul, State of Minnesota on this 23rd day of April, 1997.


                         VARIABLE ACCOUNT D OF
                         FORTIS BENEFITS INSURANCE COMPANY
                         (Registrant)

                         By: FORTIS BENEFITS INSURANCE COMPANY

                         By:       /s/
                             --------------------------------------
                              Robert Brian Pollock, President

                         FORTIS BENEFITS INSURANCE COMPANY

                         By:       /s/
                             --------------------------------------
                              Robert Brian Pollock, President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons, in the capacities indicated, on April 23, 1997.

Signature                                    Title With Fortis Benefits
---------                                    --------------------------


*                                            Chairman of the Board
 ---------------------
 Allen R. Freedman


*                                            Director
 ---------------------
 Henry Carrol Mackin


*                                            Director
 ---------------------
 Thomas Michael Keller


                                             Director
 ---------------------
 Arie Aristide Fakkert


   /s/                                       Director
 ---------------------
 Dean C. Kopperud


   /s/                                       President and Director
 ---------------------                       (Chief Executive Officer)
 Robert Brian Pollock


   /s/                                       Senior Vice President, Controller
 ---------------------                       and Treasurer (Principal
 Michael John Peninger                       Accounting Officer and
                                             Principal Financial Officer)



*By:  /s/
     --------------------
     Robert Brian Pollock
     Attorney-in-Fact

                                    Exhibit Index


Exhibit No.
-----------

     Consent of Accountants

     Schedule of Computation